UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 40.5%
Aerospace & Defense – 1.1%
32,655	Airbus Group NV	$ 2,122,930
4,867	DigitalGlobe, Inc.*	165,819
11,097	Esterline Technologies Corp.*	1,269,719
203,100	Meggitt PLC	1,650,929
36,742	Orbital ATK, Inc.	2,815,502
8,316	Precision Castparts Corp.(a)	1,746,360
13,200	United Technologies Corp.	1,547,040

		11,318,299

Air Freight & Logistics(a) – 0.2%
13,152	FedEx Corp.	2,175,998

Airlines*(a) – 0.1%
69,211	Republic Airways Holdings, Inc.	951,651

Auto Components – 0.7%
11,400	Cie Generale des Etablissements Michelin	1,133,672
329,036	Pirelli & C. SpA	5,445,627
31,209	Remy International, Inc.	616,690

		7,195,989

Beverages – 1.3%
25,900	Anheuser Busch InBev NV ADR(a)	3,157,469
26,600	Asahi Group Holdings Ltd.	843,445
18,164	Carlsberg A/S Class B	1,497,736
53,758	Constellation Brands, Inc. Class A*(a)	6,247,217
146,174	Cott Corp.	1,369,650

		13,115,517

Biotechnology – 0.5%
10,749	Amgen, Inc.	1,718,227
9,999	Celgene Corp.*	1,152,685
12,661	Gilead Sciences, Inc.*(a)	1,242,424
2,704	Pharmacyclics, Inc.*	692,089

		4,805,425

Capital Markets – 0.8%
9,178	Affiliated Managers Group, Inc.*(a)	1,971,251
71,196	NorthStar Asset Management Group, Inc.(a)	1,661,715
6,148	State Street Corp.	452,062
10,583	T. Rowe Price Group, Inc.	857,011
84,799	The Bank of New York Mellon Corp.	3,412,312

		8,354,351

Chemicals – 1.8%
13,781	Air Products & Chemicals, Inc.	2,084,790
27,177	Ashland, Inc.(a)	3,459,904
1,400	Axalta Coating Systems Ltd.*	38,668
10,500	BASF SE	1,039,453
791	CF Industries Holdings, Inc.	224,391
37,991	Chemtura Corp.*	1,036,774
34,083	Clariant AG*	680,099
6,997	Huntsman Corp.	155,123

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
19,800	LANXESS AG	$ 1,053,064
4,700	Linde AG	955,741
1,521	LyondellBasell Industries NV Class A	133,544
20,400	Methanex Corp.	1,092,199
11,639	Monsanto Co.(a)	1,309,853
753,000	Showa Denko KK	958,885
6,900	Solvay SA	997,396
15,500	Symrise AG	977,331
5,131	The Sherwin-Williams Co.(a)	1,459,770
21,700	Yara International ASA	1,101,771

		18,758,756

Commercial Banks – 2.6%
386,513	Bank of America Corp.(a)	5,948,435
28,900	CIT Group, Inc.(a)	1,303,968
74,659	Citigroup, Inc.(a)	3,846,432
38,101	Comerica, Inc.(a)	1,719,498
62,300	DNB ASA	999,896
18,618	JPMorgan Chase & Co.(a)	1,127,878
86,091	KeyCorp.(a)	1,219,049
134,700	Sberbank of Russia	104,801
141,600	Sberbank of Russia ADR	620,627
36,764	Signature Bank*	4,763,879
137,600	SpareBank 1 SR Bank ASA	958,846
67,700	Standard Chartered PLC	1,096,517
19,800	Svenska Handelsbanken AB	891,723
57,052	Webster Financial Corp.	2,113,777

		26,715,326

Commercial Services & Supplies – 0.5%
54,500	Caverion Corp.	553,195
5,352	Clean Harbors, Inc.*	303,886
21,743	Courier Corp.	532,269
58,627	KAR Auction Services, Inc.(a)	2,223,722
31,800	Loomis AB Class B	973,931
17,244	Tyco International PLC	742,527

		5,329,530

Communications Equipment – 0.8%
42,000	ARRIS Group, Inc.*(a)	1,213,590
133,500	Cisco Systems, Inc.(a)	3,674,588
72,050	CommScope Holding Co., Inc.*(a)	2,056,307
27,400	QUALCOMM, Inc.	1,899,916
5,698	Ruckus Wireless, Inc.*	73,333

		8,917,734

Computers & Peripherals – 0.4%
99,597	EMC Corp.(a)	2,545,699
749	Samsung Electronics Co. Ltd.	971,268
19,700	Wincor Nixdorf AG	923,206

		4,440,173

Construction & Engineering – 0.1%
276,220	Trevi Finanziaria Industriale SpA	855,806
80,400	YIT OYJ	440,690

		1,296,496

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction Materials – 0.2%
35,600	CRH PLC	$ 931,041
13,500	Imerys SA	990,538

		1,921,579

Consumer Finance – 0.3%
2,058	Capital One Financial Corp.	162,211
56,039	Discover Financial Services	3,157,798

		3,320,009

Containers & Packaging – 0.8%
2,760	Ball Corp.	194,967
40,312	Berry Plastics Group, Inc.*	1,458,891
287,600	Orora Ltd.	495,611
86,094	Owens-Illinois, Inc.*	2,007,712
478,453	Rexam PLC	4,100,506
2,551	Rock-Tenn Co. Class A	164,540

		8,422,227

Diversified Financial Services – 1.0%
144,616	Capmark Financial Group, Inc.*	725,972
245,815	FNFV Group*(a)	3,465,992
29,100	Groupe Bruxelles Lambert SA	2,412,658
25,400	Investor AB	1,011,093
19,200	Leucadia National Corp.	427,968
52,022	Voya Financial, Inc.(a)	2,242,668

		10,286,351

Diversified Telecommunication Services – 0.4%
51,200	Deutsche Telekom AG	936,469
7,448	Sunrise Communications Group AG*(b)	645,320
50,310	Verizon Communications, Inc.(a)	2,446,575

		4,028,364

Electrical Equipment – 0.3%
10,190	Acuity Brands, Inc.(a)	1,713,550
21,456	AMETEK, Inc.	1,127,298
18,939	The Babcock & Wilcox Co	607,753

		3,448,601

Electronic Equipment, Instruments & Components – 0.4%
48,000	TE Connectivity Ltd.	3,437,760
32,972	Trimble Navigation Ltd.*	830,894

		4,268,654

Energy Equipment & Services*(a) – 0.3%
34,139	Dresser-Rand Group, Inc.	2,743,069

Food & Staples Retailing – 0.9%
58,450	CVS Health Corp.	6,032,625
38,927	Walgreens Boots Alliance, Inc.	3,296,338

		9,328,963

Food Products – 0.8%
191,600	Greencore Group PLC	915,391
33,989	Kraft Foods Group, Inc.	2,960,952
9,800	MEIJI Holdings Co. Ltd.	1,193,736
1,337	Nestle SA ADR	100,570

Shares	Description	Value
Common Stocks – (continued)
Food Products – (continued)
158,200	Orkla ASA	$ 1,193,986
9,122	The J.M. Smucker Co.(a)	1,055,689
35,200	Unilever NV	1,470,922

		8,891,246

Health Care Equipment & Supplies – 0.3%
14,450	Becton Dickinson & Co.(a)	2,074,876
19,376	Medtronic PLC	1,511,134

		3,586,010

Health Care Providers & Services – 1.1%
72,992	Brookdale Senior Living, Inc.*(a)	2,756,178
30,200	Express Scripts Holding Co.*	2,620,454
10,380	HCA Holdings, Inc.*	780,888
31,842	Kindred Healthcare, Inc.	757,521
62,503	Synergy Health PLC	2,155,669
16,554	Universal Health Services, Inc. Class B(a)	1,948,571

		11,019,281

Hotels, Restaurants & Leisure – 2.6%
204,855	Amaya, Inc.*	4,803,753
81,333	Carnival Corp.(a)	3,890,971
104,471	Cedar Fair LP(a)	5,996,635
10,944	Diamond Resorts International, Inc.*	365,858
478,900	Genting Malaysia Bhd	546,417
46,800	Lottomatica SpA	927,082
2,729	Marriott International, Inc. Class A	219,193
3,829,882	REXLot Holdings Ltd.	286,063
12,698	Six Flags Entertainment Corp.	614,710
34,265	Starwood Hotels & Resorts Worldwide, Inc.	2,861,127
197,760	The Intertain Group Ltd.*	2,630,971
253,355	The Wendy’s Co.	2,761,569
6,627	Wynn Resorts Ltd.	834,207

		26,738,556

Household Durables – 0.5%
132,245	Barratt Developments PLC	1,033,990
31,300	Bellway PLC	917,448
67,200	Duni AB	966,927
38,400	Persimmon PLC*	946,308
460,100	Taylor Wimpey PLC	1,054,722

		4,919,395

Household Products – 0.1%
13,500	Henkel AG & Co. KGaA	1,393,104

Independent Power Producers & Energy Traders*(a) – 0.4%
97,112	Calpine Corp.	2,220,952
60,689	TerraForm Power, Inc. Class A	2,215,755

		4,436,707

Industrial Conglomerates – 0.3%
13,980	Danaher Corp.	1,186,902
53,900	General Electric Co.	1,337,259
19,600	Jardine Matheson Holdings Ltd.	797,680

		3,321,841

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – 1.8%
3,233	Alleghany Corp.*(a)	$ 1,574,471
75,800	American International Group, Inc.(a)	4,153,082
3,393	AmTrust Financial Services, Inc.	193,350
92,076	Aon PLC(a)	8,850,345
5,116	Berkshire Hathaway, Inc. Class B*	738,341
10,500	Hannover Rueck SE	1,085,013
3,942	Loews Corp.	160,952
3,442	MetLife, Inc.	173,993
4,900	Muenchener Rueckversicherungs AG	1,052,923
3,205	Principal Financial Group, Inc.	164,641
32,695	The Progressive Corp.	889,304

		19,036,415

Internet & Catalog Retail* – 0.7%
203,423	Liberty Interactive Corp. Class A(a)	5,937,917
6,774	Liberty Ventures Series A	284,576
118,559	Orbitz Worldwide, Inc.	1,382,398

		7,604,891

Internet Software & Services – 0.7%
11,438	Facebook, Inc. Class A*	940,375
4,804	Google, Inc. Class A*(a)	2,664,779
2,134	Google, Inc. Class C*	1,169,432
35,817	IAC/InterActiveCorp.(a)	2,416,573

		7,191,159

IT Services – 0.2%
9,561	Accenture PLC Class A	895,770
7,270	Computer Sciences Corp.	474,586
26,000	Infosys Ltd. ADR	912,080

		2,282,436

Life Sciences Tools & Services – 0.3%
27,500	Thermo Fisher Scientific, Inc.	3,694,350

Machinery – 0.9%
9,864	Allison Transmission Holdings, Inc.	315,056
31,953	EnPro Industries, Inc.*(a)	2,107,300
24,300	Joy Global, Inc.	952,074
21,700	Kone Oyj Class B	962,185
29,200	Konecranes Oyj	920,121
13,529	Pentair PLC	850,839
9,471	Stanley Black & Decker, Inc.	903,155
10,464	Sulzer AG	1,148,609
10,505	Wabtec Corp.	998,080

		9,157,419

Shares	Description	Value
Common Stocks – (continued)
Media – 2.8%
7,152	CBS Corp. Class B	$ 433,626
74,323	DISH Network Corp. Class A*(a)	5,207,069
27,000	IPSOS	755,564
9,794	Liberty Global PLC Class A*	504,097
16,156	Liberty Global PLC Series C*	804,730
17,140	Naspers Ltd.	2,629,120
78,823	News Corp. Class A*(a)	1,261,956
2,450	Quebecor, Inc. Class B	65,537
6,516	Scripps Networks Interactive Class A	446,737
42,565	Sinclair Broadcast Group, Inc. Class A(a)	1,336,967
304,944	Sirius XM Holdings, Inc.*(a)	1,164,886
116,100	The Interpublic Group of Cos., Inc.	2,568,132
37,026	The Madison Square Garden Co. Class A*(a)	3,134,251
68,336	Time Warner, Inc.(a)	5,770,292
6,074	Twenty-First Century Fox, Inc. Class A	205,544
122,600	WPP PLC	2,784,320

		29,072,828

Metals & Mining – 0.5%
219,500	Alcoa, Inc.(a)	2,835,940
20,700	BHP Billiton PLC ADR	916,182
25,500	MMC Norilsk Nickel OJSC ADR	453,008
169,650	Norsk Hydro ASA	891,736

		5,096,866

Multiline Retail*(a) – 0.7%
64,574	Dollar General Corp.	4,867,588
26,344	Dollar Tree, Inc.	2,137,684

		7,005,272

Oil, Gas & Consumable Fuels – 2.1%
65,600	Canadian Natural Resources Ltd.(a)	2,014,576
199,349	Capital Product Partners LP	1,893,815
17,115	Energy Transfer Equity LP(a)	1,084,406
90,900	Etablissements Maurel et Prom*	663,936
95,000	Gazprom OAO ADR	447,857
11,100	Lukoil OAO ADR	512,879
32,190	Occidental Petroleum Corp.	2,349,870
39,600	Rosneft OAO GDR	170,394
22,500	Sasol Ltd.	759,681
18,190	SemGroup Corp. Class A(a)	1,479,575
26,818	Sunoco LP(a)	1,377,104
282,500	Surgutneftegas OAO	804,737
540,526	Talisman Energy, Inc.(a)	4,151,240
713,600	Thai Oil PCL	1,138,948
39,707	The Williams Cos., Inc.(a)	2,008,777
183,800	Tullow Oil PLC	770,527

		21,628,322

Paper & Forest Products* – 0.0%
7,511	Clearwater Paper Corp.	490,468

Pharmaceuticals – 1.5%
8,553	Actavis PLC*	2,545,544
10,282	Endo International PLC*	922,295
6,004	Mylan NV*	356,337
9,400	Novartis AG	927,785

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
56,457	Teva Pharmaceutical Industries Ltd. ADR	$ 3,517,271
15,433	Valeant Pharmaceuticals International, Inc.*	3,065,303
90,260	Zoetis, Inc.(a)	4,178,135

		15,512,670

Professional Services – 0.3%
19,810	Nielsen Holdings NV	882,932
10,729	Robert Half International, Inc.	649,319
10,934	Towers Watson & Co. Class A	1,445,311

		2,977,562

Real Estate Investment Trusts – 2.4%
77,873	Colony Financial, Inc.(a)	2,018,468
150,686	Gramercy Property Trust, Inc.	4,229,749
54,709	iStar Financial, Inc. Series D	1,367,725
56,964	iStar Financial, Inc. Series E	1,405,302
51,954	Lamar Advertising Co. Class A(a)	3,079,314
527,803	Northstar Realty Finance Corp.(a)	9,563,790
40,958	Ryman Hospitality Properties, Inc.(a)	2,494,752
16,227	Xenia Hotels & Resorts, Inc.	369,164

		24,528,264

Real Estate Management & Development – 0.2%
74,008	Countrywide PLC	562,776
5,031	Jones Lang LaSalle, Inc.	857,282
5,448	Realogy Holdings Corp.*	247,775

		1,667,833

Road & Rail – 0.5%
15,766	Hertz Global Holdings, Inc.*	341,807
5,859	J.B. Hunt Transport Services, Inc.	500,329
24,732	Old Dominion Freight Line, Inc.*(a)	1,911,784
26,757	Saia, Inc.*(a)	1,185,335
15,826	Union Pacific Corp.(a)	1,714,114

		5,653,369

Semiconductors & Semiconductor Equipment – 0.8%
46,500	Analog Devices, Inc.(a)	2,929,500
62,063	Applied Materials, Inc.	1,400,141
25,400	Intel Corp.	794,258
1,646	MModal, Inc.	21,392
142,295	SunEdison, Inc.*	3,415,080

		8,560,371

Software – 1.3%
23,317	CommVault Systems, Inc.*	1,018,953
140,300	Microsoft Corp.	5,703,896
156,200	Oracle Corp.	6,740,030

		13,462,879

Textiles, Apparel & Luxury Goods – 0.1%
4,900	Christian Dior SE	922,267

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors* – 0.3%
31,724	AerCap Holdings NV	$ 1,384,752
42,933	HD Supply Holdings, Inc.(a)	1,337,578

		2,722,330

Transportation Infrastructure – 0.1%
138,618	BBA Aviation PLC	691,822

Water Utilities – 0.1%
510,000	Guangdong Investment Ltd.	668,799

Wireless Telecommunication Services – 0.6%
33,700	Freenet AG	1,012,733
40,500	KDDI Corp.	914,997
107,421	T-Mobile US, Inc.*(a)	3,404,171
30,300	Vodafone Group PLC ADR	990,204

		6,322,105

TOTAL COMMON STOCKS		$ 421,399,899

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 19.9%
Aerospace & Defense – 0.3%
Bombardier, Inc.(b)
	$500,000	4.750%		04/15/19	$ 491,250
	600,000	6.000	(c)	10/15/22	566,250
Moog, Inc.(b)(c)
	273,000	5.250		12/01/22	279,825
Orbital ATK, Inc.(b)(c)
	200,000	5.250		10/01/21	203,000
Oshkosh Corp.(c)
	300,000	5.375		03/01/22	310,500
	545,000	5.375	(b)	03/01/25	561,350
Spirit AeroSystems, Inc.(c)
	510,000	5.250		03/15/22	531,037

					2,943,212

Automotive – 0.2%
Affinia Group, Inc.(c)
	85,000	7.750		05/01/21	88,081
Faurecia
EUR	297,500	3.250		01/01/18	131,346
Gestamp Funding Luxembourg SA(b)(c)
	$250,000	5.625		05/31/20	260,000
Jaguar Land Rover Automotive PLC(b)(c)
	750,000	3.500		03/15/20	747,114
Schaeffler Finance BV(b)(c)
	221,000	4.250		05/15/21	220,171
Schaeffler Holding Finance BV(b)(c)(d)
	625,000	6.750		11/15/22	675,000

					2,121,712

Banks – 1.5%
AmBank M Bhd
	200,000	3.125		07/03/19	203,407
Bangkok Bank PCL
	200,000	3.300		10/03/18	206,410
Bank of Scotland PLC(c)(e)
	90,000	0.625		05/29/49	56,925
Barclays PLC
	200,000	3.650		03/16/25	201,779

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
CaixaBank SA
EUR	100,000	4.500%		11/22/16	$ 101,590
Central Fidelity Capital Trust I(c)(e)
	$250,000	1.253		04/15/27	218,750
Citigroup, Inc.(e)
	700,000	0.963		11/24/17	701,049
Credit Suisse New York
	500,000	0.943	(e)	01/29/18	501,659
	500,000	3.000		10/29/21	512,751
	1,000,000	3.625		09/09/24	1,031,646
Deutsche Bank AG(e)
	600,000	0.938		02/13/18	601,674
HSBC USA, Inc.(e)
	800,000	0.868		11/13/19	798,883
ING Bank NV(b)
	200,000	1.375		03/07/16	200,994
	800,000	0.945	(e)	10/01/19	801,405
JPMorgan Chase & Co.(c)
	500,000	2.250		01/23/20	499,867
JPMorgan Chase Capital XXI(c)(e)
	320,000	1.205		02/02/37	264,000
JPMorgan Chase Capital XXIII(c)(e)
	110,000	1.257		05/15/47	86,350
Lloyds Bank PLC(c)(e)
	90,000	0.600		06/29/49	57,150
	270,000	0.438		11/29/49	171,450
Lloyds Banking Group PLC(c)(e)
	275,000	6.657	(b)	05/21/49	314,187
	795,000	7.500		06/27/49	844,687
	100,000	6.413	(b)	10/01/49	113,438
Lloyds TSB Bank PLC
	750,000	6.375		01/21/21	904,948
Macquarie Bank Ltd.
	461,000	5.000		02/22/17	490,943
	300,000	1.057	(b)(e)	03/24/17	301,140
National Bank of Abu Dhabi PJSC
	200,000	1.000		03/12/18	209,000
Royal Bank of Canada
	110,000	1.200		09/19/17	110,039
Royal Bank of Scotland PLC
	250,000	2.550		09/18/15	251,824
	340,000	7.648	(c)(e)	08/29/49	430,950
Santander International Debt SA
GBP	200,000	3.160		12/01/15	300,138
Standard Bank PLC
	$100,000	8.125		12/02/19	112,310
Standard Chartered PLC(b)
	150,000	3.850		04/27/15	150,317
State Street Capital Trust IV(c)(e)
	40,000	1.271		06/01/77	33,800
UBS AG
	400,000	2.350		03/26/20	401,390
Wachovia Capital Trust III(c)(e)
	170,000	5.570		03/29/49	167,858
Washington Mutual Bank(f)
	10,000,000	0.000		11/06/09	2,787,500
	3,000,000	0.000		06/16/10	836,250

					15,978,458

Brokerage – 0.2%
Morgan Stanley, Inc.
	800,000	0.975	(e)	01/05/18	801,894
	300,000	1.396	(e)	01/27/20	304,486
	500,000	3.700		10/23/24	519,479
The Bear Stearns Cos. LLC(e)
	200,000	0.652		11/21/16	199,765

					1,825,624

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Building Materials – 0.1%
Gibraltar Industries, Inc.(c)
	$600,000	6.250%	02/01/21	$ 609,000
Norbord, Inc.(b)
	300,000	5.375	12/01/20	293,400

				902,400

Chemicals – 0.3%
Aruba Investments, Inc.(b)(c)
	320,000	8.750	02/15/23	318,400
Cornerstone Chemical Co.(b)(c)
	1,405,000	9.375	03/15/18	1,457,687
Momentive Performance Materials, Inc.(c)
	520,000	3.880	10/24/21	460,200
MPM Escrow LLC
	520,000	8.875	10/15/20	—
Rain CII Carbon LLC/CII Carbon Corp.(b)(c)
	1,390,000	8.250	01/15/21	1,299,650
SPCM SA(b)(c)
	49,000	6.000	01/15/22	50,715

				3,586,652

Commercial Services(c) – 0.0%
Total System Services, Inc.
	100,000	3.750	06/01/23	100,251

Consumer Cyclical Services – 1.1%
APX Group, Inc.(c)
	65,000	6.375	12/01/19	64,675
	1,640,000	8.750	12/01/20	1,508,800
Aramark Services, Inc.(c)
	1,000,000	5.750	03/15/20	1,045,000
Ashtead Capital, Inc.(b)(c)
	115,000	6.500	07/15/22	121,900
Cenveo Corp.(b)(c)
	300,000	6.000	08/01/19	281,250
	645,000	8.500	09/15/22	544,219
Ceridian HCM Holding, Inc.(b)(c)
	250,000	11.000	03/15/21	259,687
Cimpress NV(b)(c)
	1,115,000	7.000	04/01/22	1,128,937
EDU UK BondCo PLC(b)(c)
GBP	100,000	8.875	09/15/18	149,082
First Data Corp.(b)(c)
	$860,000	6.750	11/01/20	913,750
Iron Mountain, Inc.(c)
	989,000	5.750	08/15/24	1,002,599
Monitronics International, Inc.(c)
	2,230,000	9.125	04/01/20	2,182,612
Multi-Color Corp.(b)(c)
	1,000,000	6.125	12/01/22	1,041,250
The ADT Corp.
	160,000	6.250	10/15/21	171,000
United Rentals North America, Inc.(c)
	90,000	7.375	05/15/20	97,200
	695,000	4.625	07/15/23	702,819

				11,214,780

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Noncyclical – 0.1%
BAT International Finance PLC
	$200,000	1.125%	03/29/16	$ 200,350
NeuStar, Inc.(c)
	570,000	4.500	01/15/23	485,925

				686,275

Consumer Products - Household & Leisure(c) – 0.2%
Albea Beauty Holdings SA(b)
	400,000	8.375	11/01/19	428,000
American Achievement Corp.(b)
	900,000	10.875	04/15/16	884,250
Elizabeth Arden, Inc.
	783,000	7.375	03/15/21	693,934

				2,006,184

Consumer Products - Non Durable(c) – 0.0%
Sally Holdings LLC
	100,000	6.875	11/15/19	105,875

Diversified Financial Services – 0.3%
Alphabet Holding Co., Inc.(c)(d)
	827,000	7.750	11/01/17	808,392
Bankrate, Inc.(b)(c)
	1,500,000	6.125	08/15/18	1,485,000
Henderson UK Finance PLC
GBP	100,000	7.250	03/24/16	154,195
LCR Finance PLC
	200,000	4.500	12/07/28	381,284
OHL Investments SA
EUR	100,000	4.000	04/25/18	102,192
Volkswagen International Finance NV
	100,000	5.500	11/09/15	153,916

				3,084,979

Energy – 0.7%
American Energy-Permian Basin LLC/AEPB Finance Corp.(b)(c)
	$750,000	7.125	11/01/20	570,000
Basic Energy Services, Inc.(c)
	100,000	7.750	02/15/19	77,750
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)(c)
	295,000	6.125	11/15/22	303,850
BP Capital Markets PLC
	500,000	2.241	09/26/18	508,044
Chesapeake Energy Corp.(c)(e)
	100,000	3.503	04/15/19	97,500
CITGO Holding, Inc.(b)
	770,000	10.750	02/15/20	793,100
CITGO Petroleum Corp.(b)(c)
	500,000	6.250	08/15/22	485,000
EXCO Resources, Inc.(c)
	555,000	8.500	04/15/22	302,475
Pacific Drilling SA(b)(c)
	250,000	5.375	06/01/20	198,750
Parker Drilling Co.(c)
	215,000	6.750	07/15/22	169,850
Petrobras Global Finance BV
	380,000	6.750	01/27/41	332,876
Seventy Seven Energy, Inc.(c)
	760,000	6.500	07/15/22	349,600
Southern Star Central Corp.(b)(c)
	180,000	5.125	07/15/22	185,625

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Western Refining Logistics LP/WNRL Finance Corp.(b)(c)
$285,000	7.500%		02/15/23	$ 290,700
Whiting Petroleum Corp.(b)(c)
2,250,000	6.250		04/01/23	2,241,563
YPF SA(b)
230,000	8.750		04/04/24	235,750

				7,142,433

Energy - Exploration & Production – 0.6%
Alpha Natural Resources, Inc.
100,000	3.750		12/15/17	37,063
825,000	6.000	(c)	06/01/19	233,062
300,000	6.250	(c)	06/01/21	75,750
California Resources Corp.(b)(c)
62,000	5.000		01/15/20	55,955
206,000	5.500		09/15/21	183,082
62,000	6.000		11/15/24	54,405
Halcon Resources Corp.(c)
803,000	8.875		05/15/21	562,100
Harvest Operations Corp.
400,000	2.125		05/14/18	401,247
Jupiter Resources, Inc.(b)(c)
1,020,000	8.500		10/01/22	844,050
Linn Energy LLC/Linn Energy Finance Corp.(c)
900,000	7.250		11/01/19	711,000
MEG Energy Corp.(b)(c)
600,000	6.500		03/15/21	558,000
140,000	7.000		03/31/24	131,600
Memorial Production Partners LP/Memorial Production Finance Corp.(c)
729,000	7.625		05/01/21	667,035
265,000	6.875	(b)	08/01/22	231,875
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(c)
938,000	10.750		10/01/20	469,000
245,000	9.250		06/01/21	117,600
Peabody Energy Corp.
200,000	6.000		11/15/18	157,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.(c)
200,000	6.500		05/15/21	211,500
Plains Exploration & Production Co.(c)
146,000	6.875		02/15/23	154,943
SandRidge Energy, Inc.(c)
1,010,000	7.500		02/15/23	611,050
SM Energy Co.(b)(c)
117,000	6.125		11/15/22	117,000
Walter Energy, Inc.(c)
40,000	9.875		12/15/20	2,400
125,000	8.500		04/15/21	7,500

				6,594,217

Energy - Services(b)(c) – 0.1%
Hiland Partners LP/Hiland Partners Finance Corp.
400,000	7.250		10/01/20	433,500
625,000	5.500		05/15/22	643,750
Trinidad Drilling Ltd.
100,000	7.875		01/15/19	93,000

				1,170,250

Entertainment & Leisure(c) – 0.5%
AMC Entertainment, Inc.
500,000	5.875		02/15/22	520,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
150,000	5.250		03/15/21	154,875
1,130,000	5.375	(b)	06/01/24	1,155,425

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Entertainment & Leisure(c) – (continued)
Cinemark USA, Inc.
	$1,000,000	4.875%		06/01/23	$ 996,250
Guitar Center, Inc.(b)
	115,000	6.500		04/15/19	99,762
	1,585,000	9.625		04/15/20	1,157,050
Regal Entertainment Group
	400,000	5.750		03/15/22	408,000
Six Flags Entertainment Corp.(b)
	500,000	5.250		01/15/21	513,750

					5,005,112

Environmental(c) – 0.1%
Clean Harbors, Inc.
	510,000	5.125		06/01/21	518,925

Finance – 1.2%
Ally Financial, Inc.
	200,000	3.500		01/27/19	198,000
	1,000,000	5.125		09/30/24	1,031,250
Cahaya Capital Ltd.(g)
	200,000	0.000		09/18/21	203,600
CIT Group, Inc.(b)
	600,000	5.500		02/15/19	625,500
Equiniti Newco 2 PLC(b)(c)
GBP	320,000	7.125		12/15/18	450,954
Escrow Lehman Brother Holdings
	$25,000,000	1.000		09/26/14	3,656,250
	7,000,000	1.000		12/30/16	1,006,250
	60,000	10.750	(f)	08/15/20	—
	8,000,000	1.000		12/31/49	1,150,000
Harland Clarke Holdings Corp.(b)(c)
	1,410,000	9.250		03/01/21	1,367,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
	360,000	4.875		03/15/19	366,750
	300,000	5.875		02/01/22	309,000
Nomura Holdings, Inc.
	500,000	2.000		09/13/16	504,599
Opal Acquisition, Inc.(b)(c)
	320,000	8.875		12/15/21	325,600
The NASDAQ OMX Group, Inc.
	140,000	5.550		01/15/20	156,631
	100,000	4.250	(c)	06/01/24	104,662
USB Realty Corp.(b)(c)(e)
	100,000	1.400		01/15/49	91,000
Walter Investment Management Corp.
	47,000	4.500		11/01/19	36,484
	418,000	7.875	(c)	12/15/21	375,155

					11,959,385

Food & Beverage – 0.2%
B&G Foods, Inc.(c)
	700,000	4.625		06/01/21	700,000
Carlsberg Breweries A/S
GBP	200,000	7.250		11/28/16	323,834
CP Foods Holdings Ltd.
	$200,000	0.500		01/15/19	204,750
The J.M. Smucker Co.(b)
	135,000	3.000		03/15/22	136,991
	100,000	3.500		03/15/25	102,427
	180,000	4.250		03/15/35	187,186

					1,655,188

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Gaming – 1.3%
Affinity Gaming/Affinity Gaming Finance Corp.(c)
$500,000	9.000%	05/15/18	$ 480,000
Ameristar Casinos, Inc.(c)
1,100,000	7.500	04/15/21	1,166,000
Caesars Entertainment Operating Co., Inc.(c)(f)
220,000	11.250	06/01/17	160,050
3,275,000	9.000	02/15/20	2,415,312
Chester Downs & Marina LLC(b)(c)
1,150,000	9.250	02/01/20	879,750
Cleopatra Finance Ltd.(b)(c)
200,000	5.625	02/15/20	195,500
Graton Economic Development Authority(b)(c)
1,305,000	9.625	09/01/19	1,428,975
MGM Resorts International
1,013,000	6.625	12/15/21	1,080,111
Mohegan Tribal Gaming Authority(c)
2,005,000	9.750	09/01/21	2,115,275
MTR Gaming Group, Inc.(c)
240,000	11.500	08/01/19	261,600
Scientific Games International, Inc.(b)(c)
405,000	7.000	01/01/22	415,125
615,000	10.000	12/01/22	580,406
Seminole Hard Rock Entertainment, Inc.(b)(c)
1,000,000	5.875	05/15/21	1,005,000
Shingle Springs Tribal Gaming Authority(b)(c)
945,000	9.750	09/01/21	1,060,763

			13,243,867

Health Care - Medical Products(c) – 0.3%
Biomet, Inc.
1,000,000	6.500	08/01/20	1,058,750
Fresenius Medical Care US Finance II, Inc.(b)
300,000	4.750	10/15/24	314,250
Grifols Worldwide Operations Ltd.(b)
500,000	5.250	04/01/22	507,500
Halyard Health, Inc.(b)
1,000,000	6.250	10/15/22	1,048,750
Immucor, Inc.
440,000	11.125	08/15/19	472,450

			3,401,700

Health Care - Pharmaceuticals – 0.6%
Actavis Funding SCS(c)
140,000	3.450	03/15/22	142,742
Forest Laboratories, Inc.(b)
160,000	4.375	02/01/19	171,200
Lantheus Medical Imaging, Inc.(c)
455,000	9.750	05/15/17	444,762
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(b)(c)
425,000	5.750	08/01/22	438,813
Omnicare, Inc.(c)
1,250,000	4.750	12/01/22	1,290,625
Par Pharmaceutical Cos., Inc.(c)
60,000	7.375	10/15/20	63,450
Roche Holdings, Inc.(b)(e)
500,000	0.613	09/30/19	500,834
Valeant Pharmaceuticals International, Inc.(b)(c)
500,000	6.750	08/15/18	526,875
100,000	6.375	10/15/20	103,875
VRX Escrow Corp.(b)(c)
685,000	5.375	03/15/20	690,994
1,065,000	5.875	05/15/23	1,091,625
1,070,000	6.125	04/15/25	1,107,450

			6,573,245

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services – 0.6%
Acadia Healthcare Co., Inc.(c)
$980,000	5.125%		07/01/22	$ 981,225
420,000	5.625	(b)	02/15/23	428,925
Amsurg Corp.(c)
1,104,000	5.625		07/15/22	1,131,600
CHS/Community Health Systems, Inc.(c)
150,000	8.000		11/15/19	159,375
500,000	5.125		08/01/21	515,625
DaVita HealthCare Partners, Inc.(c)
500,000	5.125		07/15/24	510,000
HCA, Inc.
115,000	3.750		03/15/19	116,438
500,000	6.500		02/15/20	562,500
Kindred Healthcare, Inc.
795,000	8.000	(b)	01/15/20	854,625
230,000	6.375	(c)	04/15/22	232,012
140,000	8.750	(b)(c)	01/15/23	153,650
Tenet Healthcare Corp.
100,000	4.750		06/01/20	101,250
75,000	6.000		10/01/20	79,500
WellPoint, Inc.
80,000	2.750		10/15/42	165,250

				5,991,975

Home Construction – 0.1%
D.R. Horton, Inc.
100,000	4.000		02/15/20	101,000
Masonite International Corp.(b)(c)
215,000	5.625		03/15/23	220,375
ServiceMaster Co.
255,000	7.450		08/15/27	260,100
100,000	7.250		03/01/38	93,500
Toll Brothers Finance Corp.(c)
150,000	4.000		12/31/18	153,750

				828,725

Hotels, Restaurants & Leisure(b)(c) – 0.0%
Wok Acquisition Corp.
160,000	10.250		06/30/20	165,600

Life Insurance – 0.1%
Genworth Holdings, Inc.
90,000	7.200		02/15/21	93,455
200,000	7.625		09/24/21	208,070
260,000	6.500		06/15/34	232,701

				534,226

Lodging(c) – 0.0%
Eldorado Resorts LLC/Eldorado Capital Corp.(b)
240,000	8.625		06/15/19	251,400
Wyndham Worldwide Corp.
120,000	4.250		03/01/22	124,849

				376,249

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Machinery – 0.2%
Amsted Industries, Inc.(b)(c)
$500,000	5.000%		03/15/22	$ 501,250
Apex Tool Group LLC(b)(c)
140,000	7.000		02/01/21	131,950
Boart Longyear Management Pty Ltd.(b)
300,000	10.000		10/01/18	306,000
325,000	7.000	(c)	04/01/21	210,438
Doosan Infracore Co. Ltd.(c)(e)
300,000	3.250		10/05/42	301,932
Dresser-Rand Group, Inc.(c)
345,000	6.500		05/01/21	363,112
Siemens Financieringsmaatschappij NV
250,000	1.050		08/16/17	276,750
Tyco Electronics Group SA(c)
215,000	2.375		12/17/18	218,539

				2,309,971

Media - Broadcasting & Radio(c) – 0.9%
iHeartCommunications, Inc.
665,000	10.000		01/15/18	565,250
228,260	14.000	(d)	02/01/21	183,179
LIN Television Corp.(b)
750,000	5.875		11/15/22	766,875
Nexstar Broadcasting, Inc.
580,000	6.875		11/15/20	609,000
500,000	6.125	(b)	02/15/22	511,250
Sinclair Television Group, Inc.
600,000	5.375		04/01/21	612,000
750,000	5.625	(b)	08/01/24	763,125
Sirius XM Radio, Inc.(b)
540,000	4.250		05/15/20	532,575
100,000	5.250		08/15/22	105,750
250,000	4.625		05/15/23	241,562
1,000,000	6.000		07/15/24	1,045,000
1,070,000	5.375		04/15/25	1,075,350
Townsquare Media, Inc.(b)
440,000	6.500		04/01/23	442,200
Univision Communications, Inc.(b)
1,400,000	8.500		05/15/21	1,498,000

				8,951,116

Media - Cable – 0.6%
Cablevision Systems Corp.
250,000	7.750		04/15/18	276,250
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
600,000	5.125		02/15/23	607,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.(b)(c)
1,100,000	6.375		09/15/20	1,159,125
CSC Holdings LLC
220,000	8.625		02/15/19	255,200
425,000	6.750		11/15/21	472,812
Midcontinent Communications & Midcontinent Finance Corp.(b)(c)
200,000	6.250		08/01/21	208,000
Numericable - SFR SAS(b)(c)
1,300,000	6.000		05/15/22	1,316,714
200,000	6.250		05/15/24	203,498
Videotron Ltd.
500,000	5.000		07/15/22	515,000
1,000,000	5.375	(b)(c)	06/15/24	1,033,950
Virgin Media Secured Finance PLC(b)(c)
449,000	5.375		04/15/21	472,573

				6,520,622

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – 0.9%
Affinion Group, Inc.(c)
	$542,000	7.875%		12/15/18	$ 336,040
Cox Communications, Inc.(b)(c)
	100,000	3.850		02/01/25	102,989
Gannett Co., Inc.(c)
	200,000	5.125		10/15/19	208,500
	1,000,000	4.875	(b)	09/15/21	1,022,500
Lee Enterprises, Inc.(b)(c)
	300,000	9.500		03/15/22	309,375
Liberty Interactive LLC
	345,000	8.250		02/01/30	379,069
	1,685,000	3.750	(c)	02/15/30	1,057,337
Netflix, Inc.(b)
	100,000	5.500		02/15/22	102,250
Nielsen Finance LLC/Nielsen Finance Co.(c)
	100,000	4.500		10/01/20	101,625
	1,280,000	5.000	(b)	04/15/22	1,286,400
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
	500,000	5.250		02/15/22	520,000
Priceline.com, Inc.
	81,000	1.000		03/15/18	108,084
Radio One, Inc.(b)(c)
	965,000	9.250		02/15/20	919,163
Reed Elsevier Investments PLC
GBP	350,000	5.625		10/20/16	554,358
VeriSign, Inc.(c)
	$1,000,000	4.625		05/01/23	993,750
	1,000,000	5.250	(b)	04/01/25	1,020,000
WPP PLC
GBP	370,000	6.000		04/04/17	599,131

					9,620,571

Metals & Mining – 0.2%
FMG Resources (August 2006) Pty Ltd.(b)(c)
	$100,000	8.250		11/01/19	88,250
Glencore Funding LLC(e)
	750,000	1.421		05/27/16	750,483
Hecla Mining Co.(c)
	615,000	6.875		05/01/21	541,200
IAMGOLD Corp.(b)(c)
	995,000	6.750		10/01/20	826,049
New Gold, Inc.(b)(c)
	285,000	6.250		11/15/22	281,794

					2,487,776

Packaging(c) – 0.1%
Iron/Steel Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc.(b)
	955,000	6.375		05/01/22	949,031
Reynolds Group Issuer, Inc.
	400,000	5.750		10/15/20	413,000

					1,362,031

Paper(b)(c) – 0.0%
Sappi Papier Holding GmbH
	50,000	7.750		07/15/17	54,038

Pipelines – 0.9%
Energy Transfer Equity LP
	430,000	5.875		01/15/24	451,500
Energy Transfer Partners LP(c)
	100,000	4.050		03/15/25	100,866

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Gibson Energy, Inc.(b)(c)
	$84,000	6.750%		07/15/21	$ 86,012
Kinder Morgan Energy Partners LP(c)
	210,000	3.500		09/01/23	205,299
Kinder Morgan, Inc.(b)(c)
	300,000	5.000		02/15/21	320,603
Regency Energy Partners LP/Regency Energy Finance Corp.(c)
	500,000	5.875		03/01/22	545,000
	1,000,000	5.000		10/01/22	1,040,000
Rockies Express Pipeline LLC(b)
	365,000	6.000		01/15/19	388,725
	745,000	5.625		04/15/20	778,525
Rose Rock Midstream LP/Rose Rock Finance Corp.(c)
	173,000	5.625		07/15/22	171,703
Sabine Pass Liquefaction LLC
	1,265,000	5.625	(c)	02/01/21	1,271,325
	1,620,000	5.625		04/15/23	1,620,000
	705,000	5.750	(c)	05/15/24	708,525
	320,000	5.625	(b)(c)	03/01/25	317,600
SemGroup Corp.(c)
	95,000	7.500		06/15/21	99,275
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(c)
	800,000	5.500		08/15/22	758,000

					8,862,958

Property Insurance(b)(c) – 0.2%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC
	639,000	7.875		12/15/20	654,975
Catlin Insurance Co. Ltd.(e)
	100,000	7.249		01/19/49	93,625
Hockey Merger Sub 2, Inc.
	800,000	7.875		10/01/21	816,000
Hub Holdings LLC/Hub Holdings Finance, Inc.(d)
	120,000	8.125		07/15/19	117,600

					1,682,200

Real Estate – 0.3%
ARC Properties Operating Partnership LP(c)
	210,000	3.000		02/06/19	202,852
Carrington Holding Co., LLC(c)(d)
	530,273	1.000		01/15/26	100,752
Digital Realty Trust LP
	140,000	5.875		02/01/20	158,140
EPR Properties(c)
	220,000	5.750		08/15/22	243,381
Great Portland Estates Capital Jersey Ltd.
GBP	100,000	1.000		09/10/18	178,661
Host Hotels & Resorts LP(c)
	$110,000	5.250		03/15/22	122,372
	100,000	3.750		10/15/23	101,190
IMMOFINANZ AG
EUR	540,400	4.250		03/08/18	28,228
Kennedy-Wilson, Inc.(c)
	$605,000	5.875		04/01/24	609,537
Keystone Financing PLC(b)(c)
GBP	345,000	9.500		10/15/19	541,840
RHP Hotel Properties LP/RHP Finance Corp.(c)
	$600,000	1.000		04/15/21	616,500
Tesco PLC
GBP	70,000	6.000		12/14/29	117,318
	$190,000	6.150	(b)	11/15/37	200,427
GBP	50,000	5.200		03/05/57	70,392

					3,291,590

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers – 1.3%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.(b)(c)
	$298,000	7.750%		10/15/22	$ 315,880
AutoNation, Inc.
	160,000	6.750		04/15/18	179,800
	100,000	5.500		02/01/20	110,000
Bed Bath & Beyond, Inc.(c)
	190,000	3.749		08/01/24	196,903
Best Buy Co., Inc.
	100,000	5.000		08/01/18	105,125
Claire’s Stores, Inc.(c)
	910,000	8.875		03/15/19	505,050
Coach, Inc.(c)
	100,000	4.250		04/01/25	101,265
Family Tree Escrow LLC(b)(c)
	135,000	5.250		03/01/20	141,919
	200,000	5.750		03/01/23	210,500
Ferrellgas LP/Ferrellgas Finance Corp.(c)
	200,000	6.500		05/01/21	201,750
	865,000	6.750		01/15/22	880,137
FF Group Finance Luxembourg
EUR	100,000	1.750		07/03/19	92,482
Hema Bondco I BV(b)(c)(e)
	200,000	5.277		06/15/19	168,423
JC Penney Corp., Inc.
	$160,000	5.750		02/15/18	148,800
	320,000	8.125		10/01/19	308,800
	1,390,000	5.650		06/01/20	1,195,400
L Brands, Inc.
	100,000	5.625		02/15/22	110,000
New Albertsons, Inc.
	105,000	7.750		06/15/26	97,913
	515,000	7.450		08/01/29	472,513
	465,000	8.700		05/01/30	455,700
	1,355,000	8.000		05/01/31	1,287,250
Next PLC
GBP	200,000	5.875		10/12/16	317,580
Rite Aid Corp.
	$915,000	6.125	(b)(c)	04/01/23	937,875
	35,000	7.700		02/15/27	40,600
	490,000	6.875	(b)	12/15/28	536,550
Roundy’s Supermarkets, Inc.(b)(c)
	55,000	10.250		12/15/20	47,438
Sears Holdings Corp.
	421,000	6.625		10/15/18	391,530
Spencer Spirit Holdings, Inc.(b)(c)(d)
	970,000	9.000		05/01/18	983,337
Supervalu, Inc.(c)
	555,000	6.750		06/01/21	571,650
	725,000	7.750		11/15/22	781,187
The Bon-Ton Department Stores, Inc.(c)
	410,000	8.000		06/15/21	338,250
The Pantry, Inc.(c)
	215,000	8.375		08/01/20	239,725
Toys R US, Inc.
	1,425,000	10.375	(c)	08/15/17	1,225,500
	475,000	7.375		10/15/18	318,250

					14,015,082

Technology - Hardware – 0.6%
Advanced Micro Devices, Inc.
	200,000	7.750	(c)	08/01/20	191,000
	185,000	7.500		08/15/22	177,137
	980,000	7.000	(c)	07/01/24	847,700

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – (continued)
Amkor Technology, Inc.(c)
$100,000	6.375%	10/01/22	$ 103,250
CDW LLC/CDW Finance Corp.(c)
1,500,000	5.000	09/01/23	1,522,500
CommScope, Inc.(b)(c)
1,085,000	5.000	06/15/21	1,082,287
600,000	5.500	06/15/24	600,000
Flextronics International Ltd.
500,000	5.000	02/15/23	522,960
IAC/InterActiveCorp(c)
220,000	4.875	11/30/18	226,600
Intel Corp.
97,000	3.250	08/01/39	153,139
NXP BV/NXP Funding LLC(b)(c)
500,000	5.750	02/15/21	528,750
SanDisk Corp.
61,000	0.500	10/15/20	61,229
Seagate HDD Cayman
125,000	3.750	11/15/18	130,000

			6,146,552

Technology - Software/Services – 0.7%
Audatex North America, Inc.(b)(c)
1,080,000	6.125	11/01/23	1,143,450
BMC Software Finance, Inc.(b)(c)
2,105,000	8.125	07/15/21	1,920,812
Electronic Arts, Inc.
75,000	0.750	07/15/16	139,031
Equinix, Inc.(c)
50,000	4.875	04/01/20	51,750
1,000,000	5.750	01/01/25	1,042,500
Global A&T Electronics Ltd.(b)(c)
625,000	10.000	02/01/19	604,688
MSCI, Inc.(b)(c)
1,500,000	5.250	11/15/24	1,552,500
Syniverse Holdings, Inc.(c)
500,000	9.125	01/15/19	493,750
Tech Data Corp.
100,000	3.750	09/21/17	103,022

			7,051,503

Telecommunications - Cellular(c) – 0.2%
Altice Finco SA(b)
500,000	8.125	01/15/24	526,250
Sable International Finance Ltd.(b)
100,000	8.750	02/01/20	107,500
T-Mobile USA, Inc.
1,200,000	6.625	04/01/23	1,257,000

			1,890,750

Telecommunications - Satellites(c) – 0.1%
CCOH Safari LLC
610,000	5.750	12/01/24	628,300
Intelsat Jackson Holdings SA
500,000	5.500	08/01/23	471,250
Intelsat Luxembourg SA
275,000	7.750	06/01/21	253,687

			1,353,237

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Textile & Apparel – 0.1%
Levi Strauss & Co.(c)
	$100,000	7.625%	05/15/20	$ 104,000
Nine West Holdings, Inc.(b)
	1,335,000	8.250	03/15/19	1,121,400
The William Carter Co.(c)
	185,000	5.250	08/15/21	191,475

				1,416,875

Transportation – 0.2%
Bluewater Holding BV(b)(c)
	200,000	10.000	12/10/19	173,000
Geo Debt Finance SCA(c)
EUR	100,000	7.500	08/01/18	103,493
Network Rail Infrastructure Finance PLC
GBP	150,000	4.750	11/29/35	309,149
Syncreon Group BV/Syncreon Global Finance US, Inc.(b)(c)
	$600,000	8.625	11/01/21	513,000
Watco Cos. LLC/Watco Finance Corp.(b)(c)
	600,000	6.375	04/01/23	606,000

				1,704,642

Utilities - Distribution – 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.(c)
	300,000	6.750	05/20/20	316,500
Sabine Pass LNG LP
	150,000	7.500	11/30/16	159,000

				475,500

Utilities - Electric – 0.6%
Dynegy Finance I, Inc./Dynegy Finance II, Inc.(b)(c)
	1,010,000	7.375	11/01/22	1,063,025
	275,000	7.625	11/01/24	290,125
Electricite de France(b)
	500,000	1.150	01/20/17	501,821
GenOn Americas Generation LLC
	190,000	8.500	10/01/21	181,925
	1,140,000	9.125	05/01/31	1,057,350
Illinois Power Generating Co.
	750,000	6.300	04/01/20	648,750
Meiya Power Co., Ltd.
	200,000	4.000	08/19/18	205,594
NGG Finance PLC(c)(e)
EUR	300,000	4.250	06/18/76	353,993
NRG Energy, Inc.(c)
	$840,000	6.250	05/01/24	846,300
RJS Power Holdings LLC(b)(c)
	1,100,000	5.125	07/15/19	1,086,250
WESCO Distribution, Inc.(c)
	100,000	5.375	12/15/21	101,625

				6,336,758

Wireless Telecommunications – 0.8%
Altice Financing SA(b)(c)
	700,000	6.500	01/15/22	717,500
	525,000	6.625	02/15/23	540,094
Altice SA(b)(c)
	500,000	7.750	05/15/22	508,750
AT&T, Inc.(c)
	200,000	4.300	12/15/42	191,287
Digicel Group Ltd.(b)(c)
	200,000	8.250	09/30/20	199,000
DigitalGlobe, Inc.(b)(c)
	800,000	5.250	02/01/21	800,000
Hughes Satellite Systems Corp.
	500,000	7.625	06/15/21	551,875

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications – (continued)
Inmarsat Finance PLC(b)(c)
	$600,000	4.875%		05/15/22	$ 598,500
Sprint Capital Corp.
	600,000	6.900		05/01/19	621,000
	325,000	6.875		11/15/28	299,406
	205,000	8.750		03/15/32	211,663
Sprint Communications, Inc.
	120,000	7.000		08/15/20	121,500
Sprint Corp.
	1,270,000	7.875		09/15/23	1,292,225
	605,000	7.125		06/15/24	591,387
Wind Acquisition Finance SA(b)(c)
	580,000	4.750		07/15/20	581,450

					7,825,637

Wirelines Telecommunications – 0.3%
Anixter, Inc.
	1,142,000	5.125		10/01/21	1,167,695
British Telecommunications PLC
	250,000	1.250		02/14/17	249,967
CenturyLink, Inc.
	100,000	5.625		04/01/20	105,088
	850,000	5.625	(b)(c)	04/01/25	853,909
Cincinnati Bell, Inc.(c)
	483,000	8.750		03/15/18	495,075
Frontier Communications Corp.
	545,000	7.625		04/15/24	567,481
Verizon Communications, Inc.(b)
	117,000	4.272		01/15/36	116,577

					3,555,792

TOTAL CORPORATE OBLIGATIONS					$ 206,632,700

Agency Debentures – 0.0%
City of Buenos Aires Argentina(b)
	$200,000	8.950%		02/19/21	$ 207,000
FNMA(h)
	100,000	3.150		12/27/27	100,252

TOTAL AGENCY DEBENTURES					$ 307,252

Asset-Backed Securities(b)(e) – 0.1%
Collateralized Loan Obligations – 0.1%
Carlyle Global Market Strategies CLO Ltd. Series 2015-1, Class E1
	$500,000	5.555%		04/20/27	$ 452,883
Jamestown CLO XI Ltd. Series 2015-6A, Class C
	525,000	3.506		02/20/27	481,956
Jamestown CLO XI Ltd. Series 2015-6A, Class D
	500,000	5.006		02/20/27	432,403

TOTAL ASSET-BACKED SECURITIES					$ 1,367,242

Foreign Debt Obligations – 0.7%
Sovereign – 0.7%
Brazil Letras do Tesouro Nacional(g)
BRL	2,894,000	0.000%		07/01/18	$ 604,624
Brazil Notas do Tesouro Nacional
	4,000,000	10.000		01/01/17	1,188,474
	2,595,635	6.000		08/15/22	794,752

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Hungary Government Bond
	$50,000	4.125%	02/19/18	$ 52,209
Ireland Government Bond
EUR	147,000	2.400	05/15/30	188,222
Perusahaan Penerbit SBSN
	$200,000	6.125	03/15/19	225,250
Ras Al Khaimah United Arab Emirates
	200,000	3.297	10/21/18	207,759
Republic of Bulgaria
	253,000	2.950	09/03/24	285,300
	210,000	3.125	03/26/35	222,698
Republic of Chile
CLP	49,245,560	3.000	07/01/17	83,564
Republic of Ireland
EUR	250,000	3.400	03/18/24	332,680
	290,000	5.400	03/13/25	449,994
Republic of Italy
	150,000	4.500	07/15/15	163,359
	290,000	4.750	05/01/17	341,274
	248,303	1.700	09/15/18	288,939
Republic of Namibia
	$200,000	5.500	11/03/21	216,750
Republic of South Africa
ZAR	8,000,000	8.000	12/21/18	678,470
United Kingdom Treasury
GBP	163,000	3.250	01/22/44	289,256
United Mexican States
EUR	140,000	2.375	04/09/21	160,199

TOTAL FOREIGN DEBT OBLIGATIONS				$ 6,773,773

Municipal Debt Obligations – 0.4%
California – 0.0%
Golden State Tobacco Securitization Corp. RB Series 2007 A2
	$455,000	5.300%	06/01/37	$ 375,143

Connecticut – 0.1%
Mohegan Tribal Finance Authority
	520,000	7.000	02/01/45	523,349

New Jersey – 0.1%
Tobacco Settlement Financing Corp. RB Series 1A
	220,000	4.750	06/01/34	167,616
	635,000	5.000	06/01/41	485,978

				653,594

Puerto Rico – 0.1%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
	25,000	5.000	07/01/41	16,125
Puerto Rico Commonwealth GO Bonds Series 2014 A
	970,000	8.000	07/01/35	795,400
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2007
	65,000	5.250	08/01/57	44,850

				856,375

Texas – 0.1%
Texas State Public Finance Authority RB (Taxable Windstrom Insurance) Series 2014
	1,185,000	8.250	07/01/24	1,189,112

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 3,597,573

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – 6.5%
United States Treasury Bill(g)(i)
$2,000,000	0.000%		02/04/16	$ 1,996,395
United States Treasury Bonds
1,000,000	6.750		08/15/26	1,483,190
2,000,000	5.500		08/15/28	2,781,620
3,250,000	5.000		05/15/37	4,727,905
United States Treasury Inflation Protected Securities
1,016,670	0.625		02/15/43	998,563
United States Treasury Notes
5,000,000	0.375	%(a)	04/15/15	5,000,250
5,000,000	2.500	(a)	04/30/15	5,009,450
5,000,000	0.250	(a)	05/15/15	5,000,900
1,550,000	2.125	(a)	05/31/15	1,555,162
5,000,000	0.375	(a)	06/15/15	5,003,500
5,000,000	1.875	(a)	06/30/15	5,022,300
10,000,000	0.250	(a)	07/15/15	10,005,200
5,000,000	4.250	(a)	08/15/15	5,077,300
200,000	2.000		04/30/16	203,586
350,000	4.250		11/15/17	381,563
250,000	1.250		10/31/18	251,337
1,500,000	1.500		02/28/19	1,518,525
1,250,000	1.875		06/30/20	1,278,512
1,000,000	2.125		01/31/21	1,031,640
750,000	3.625		02/15/21	837,150
2,000,000	2.250		03/31/21	2,076,080
1,500,000	1.750		05/15/22	1,503,705
1,500,000	1.625		08/15/22	1,487,490
1,830,000	1.750		05/15/23	1,819,551
1,500,000	2.500		08/15/23	1,578,210

TOTAL U.S. TREASURY OBLIGATIONS				$ 67,629,084

Senior Term Loans(j) – 5.8%
Aerospace & Defense – 0.0%
TASC, Inc.
$400,000	12.000%		05/21/21	$ 421,000

Automotive - Parts – 0.1%
Allison Transmission, Inc.
30,515	3.500		08/23/19	30,488
Evergreen Skills Lux S.a.r.l.
700,000	5.750		04/28/21	691,250
383,994	9.250		04/28/22	359,995
INA Beteiligungsgesellschaft mbH
300,000	4.250		05/15/20	301,917

				1,383,650

Building Materials – 0.4%
American Builders & Contractors Supply Co., Inc.
997,468	3.500		04/16/20	994,725
Headwaters, Inc.
150,000	4.500		03/11/22	150,563
Jeld-Wen, Inc.
962,021	5.250		10/15/21	966,013
Preferred Proppants LLC
691,525	6.750		07/27/20	602,318
Wilsonart LLC
1,091,395	4.000		10/31/19	1,087,990

				3,801,609

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Chemicals – 0.1%
Albaugh LLC
	$288,750	6.000%	05/31/21	$ 283,697
OCI Beaumont LLC
	375,698	5.500	08/20/19	377,107
Styrolution US Holding LLC
	713,266	6.500	11/07/19	713,266

				1,374,070

Consumer Products - Household & Leisure – 0.1%
Serta Simmons Holdings LLC
	767,527	4.250	10/01/19	768,648
Visant Corp.
	736,300	7.000	09/23/21	738,907

				1,507,555

Consumer Products - Industrial – 0.0%
Harbor Freight Tools USA, Inc.
	142,875	4.750	07/26/19	143,708
Minimax GmbH & Co.
	197,015	4.250	08/14/20	197,754

				341,462

Diversified Manufacturing – 0.1%
Rexnord LLC
	1,005,098	4.000	08/21/20	1,004,394

Energy – 0.2%
Adria Topco B.V.
EUR	104,500	9.000	06/19/19	114,704
Bennu Oil & Gas LLC
	$254,655	8.750	11/01/18	203,935
Chief Exploration & Development LLC
	150,000	7.500	05/12/21	138,075
Crestwood Holdings LLC
	527,780	7.000	06/19/19	497,433
Drillships Ocean Ventures Inc.
	119,400	5.500	07/25/21	99,288
EFS Cogen Holdings I LLC
	243,331	3.750	12/17/20	243,737
Seadrill Partners Finco LLC
	527,296	4.000	02/21/21	417,413
Stallion Oilfield Services Ltd.
	129,834	8.000	06/19/18	93,805
Templar Energy LLC
	675,000	8.500	11/25/20	455,908

				2,264,298

Energy - Exploration & Production – 0.1%
Energy & Exploration Partners, Inc.
	880,016	7.750	01/15/19	725,133
Peabody Energy Corp.
	182,842	4.250	09/24/20	164,101

				889,234

Finance – 0.3%
CeramTec Acquisition Corp.
	1,082,709	4.250	08/30/20	1,084,063
Opal Acquisition, Inc.
	1,040,946	5.000	11/27/20	1,040,508
Sears Holding Corp.
	725,091	5.500	06/30/18	713,533

				2,838,104

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Finance Insurance – 0.1%
Hub International Ltd.
	$645,741	4.000%	10/02/20	$ 639,975

Food & Beverages – 0.1%
Pinnacle Foods Finance LLC
	97,940	3.000	04/29/20	97,481
Roundys Supermarkets, Inc.
	535,011	5.750	03/03/21	513,279

				610,760

Gaming – 0.2%
AMF Bowling Centers, Inc.
	547,250	7.250	09/18/21	543,146
Boyd Gaming Corp.
	186,333	4.000	08/14/20	186,488
Mashantucket (Western) Pequot Tribe
	940,617	9.375	06/30/20	784,239
Mohegan Tribal Gaming Authority
	197,995	5.500	11/19/19	196,221
Scientific Games International, Inc.
	543,638	6.000	10/01/21	544,545
Shingle Springs Tribal Gaming Authority
	75,686	6.250	08/29/19	75,875

				2,330,514

Health Care - Medical Products – 0.1%
Carestream Health, Inc.
	745,000	9.500	12/07/19	741,648

Health Care - Services – 0.5%
Acadia Healthcare Co., Inc.
	199,500	4.250	02/11/22	201,329
Air Medical Group Holdings, Inc.
	250,000	7.625	05/31/18	251,250
American Renal Holdings, Inc.
	1,475,092	4.500	09/22/19	1,472,334
Community Health Systems, Inc.
	120,000	3.428	12/31/18	119,963
	197,500	4.250	01/27/21	198,418
Envision Healthcare Corp.
	496,132	4.000	05/25/18	497,496
MedAssets, Inc.
	316,447	4.000	12/13/19	315,656
Millennium Laboratories, Inc.
	1,561,316	5.250	04/16/21	1,570,590
STHI Holding Corp.
	796,000	4.500	08/06/21	794,344

				5,421,380

Lodging – 0.0%
Four Seasons Holdings, Inc.
	293,919	3.500	06/27/20	293,308

Media - Broadcasting & Radio – 0.3%
AP NMT Acquisition BV
	746,250	6.750	08/13/21	740,034
EUR	29,350	7.000	08/13/21	31,416
Entravision Communications Corp.
	90,500	3.500	05/31/20	89,426
iHeart Communications, Inc.
	2,311,074	6.928	01/30/19	2,194,481

				3,055,357

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Media - Cable – 0.1%
Midcontinent Communications
$49,125	3.500%	07/30/20	$ 49,064
Ziggo N.V.
493,373	3.500	01/15/22	490,081

			539,145

Media - Non Cable – 0.3%
Advantage Sales & Marketing, Inc.
895,500	4.250	07/23/21	894,255
Affinion Group, Inc.
892,121	6.750	04/30/18	844,839
Cengage Learning Acquisitions, Inc.
257,400	7.000	03/31/20	258,136
Interactive Data Corp.
497,494	4.750	05/02/21	499,464
Media General, Inc.
88,831	4.250	07/31/20	89,209
William Morris Endeavor Entertainment LLC
173,688	5.250	05/06/21	171,994

			2,757,897

Metals & Mining – 0.1%
NN, Inc.
540,134	6.000	08/27/21	540,134

Packaging – 0.0%
Ardagh Holdings USA, Inc.
297,000	4.000	12/17/19	297,743

Pharmaceuticals – 0.1%
Aquilex Holdings LLC
96,535	5.000	12/31/20	95,328
Salix Pharmaceuticals Ltd.
40,570	5.500	01/02/20	40,570
Valeant Pharmaceuticals International, Inc.
433,735	4.000	03/10/22	435,557
566,265	4.000	03/13/22	568,643

			1,140,098

Pipelines – 0.1%
Energy Transfer Equity LP
740,000	4.000	12/02/19	737,595

Property/Casualty Insurance – 0.1%
York Risk Services Holding Corp.
1,317,185	4.750	10/01/21	1,311,693

Real Estate – 0.2%
Empire Generating Co. LLC
619,158	5.250	03/12/21	618,644
GTCR Valor Cos., Inc.
671,346	6.000	05/30/21	666,734
Rhp Hotel Properties LP
526,025	3.750	01/15/21	527,887

			1,813,265

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Restaurants – 0.1%
1011778 B.C. Unlimited Liability Co.
$941,612	4.500%	12/12/21	$ 950,501
Red Lobster Management LLC
557,200	6.250	07/28/21	559,523

			1,510,024

Retailers – 0.5%
Albertson’s Holdings LLC
975,000	5.500	08/25/21	982,722
Dollar Tree, Inc.
500,000	4.250	03/09/22	505,070
JC Penney Corp., Inc.
350,540	6.000	05/22/18	349,475
Leslies Poolmart, Inc.
196,970	4.250	10/16/19	195,656
PetSmart, Inc.
1,050,000	5.000	03/11/22	1,057,591
Spencer Gifts LLC
277,200	5.500	07/16/21	274,428
The Talbots, Inc.
155,000	8.250	03/19/21	148,413
Toys R US - Delaware, Inc.
1,748,125	9.750	04/24/20	1,623,326
True Religion Apparel, Inc.
96,500	5.875	07/30/19	86,206
Wilton Brands LLC
555,059	7.500	08/30/18	529,155

			5,752,042

Services Cyclical - Business Services – 0.2%
Brickman Group Ltd.
246,880	4.000	12/18/20	245,576
Koosharem LLC
213,390	7.500	05/15/20	210,900
Language Line LLC
135,064	6.250	06/20/16	134,726
Redtop Acquisition Ltd.
99,000	4.500	12/03/20	98,711
Tribune Publishing Co.
570,375	5.750	07/07/21	563,958
Vantiv, LLC
118,950	3.750	06/13/21	119,247
WCA Waste Systems, Inc.
52,875	4.000	03/23/18	52,347
Weight Watchers International, Inc.
460,089	4.000	04/02/20	244,869

			1,670,334

Technology - Hardware – 0.0%
Freescale Semiconductor, Inc.
98,500	5.000	01/15/21	98,924
Photonis Technologies SAS
193,045	8.500	09/18/19	173,741

			272,665

Technology - Software – 0.1%
Aricent Technologies Ltd.
496,251	5.500	04/14/21	497,283
BMC Software, Inc.
333,974	5.000	09/10/20	326,459

			823,742

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Technology - Software/Services – 0.3%
Applied Systems, Inc.
$984,280	4.250%	01/25/21	$ 983,670
100,000	7.500	01/24/22	99,656
Dell, Inc.
1,086,632	4.500	04/29/20	1,093,619
Ion Trading Technologies S.a.r.l.
19,418	4.250	06/10/21	19,312
335,913	7.250	06/10/22	329,473
MModal Inc.
120,088	9.000	01/31/20	110,081
Zayo Group LLC
295,947	4.000	07/02/19	296,184

			2,931,995

Telecommunications - Internet & Data – 0.3%
Asurion LLC
984,944	5.000	05/24/19	987,131
496,212	4.250	07/08/20	494,540
1,050,000	8.500	03/03/21	1,053,412
Fibertech Networks LLC
493,704	4.000	12/18/19	493,397
Level 3 Financing, Inc.
650,000	4.000	01/15/20	651,086

			3,679,566

Textiles – 0.1%
Indra Holdings Corp.
153,838	5.250	04/29/21	148,453
Nine West Holdings, Inc.
545,000	6.250	01/08/20	455,985

			604,438

Transportation – 0.1%
OSG Bulk Ships, Inc
565,725	5.250	08/05/19	561,482
OSG International, Inc.
565,725	5.750	08/05/19	566,432
Syncreon Group Holdings BV
247,494	5.250	10/28/20	236,975

			1,364,889

Utilities – 0.4%
Energy Future Intermediate Holding Co. LLC
615,000	4.250	06/19/16	616,925
Texas Competitive Electric Holdings Co.
3,185,585	4.662	10/10/15	1,884,465
2,089,978	4.662	10/10/17	1,253,464

			3,754,854

TOTAL SENIOR TERM LOANS			$ 60,420,437

Shares		Rate	Value
Preferred Stocks – 0.4%
Banks(e) – 0.0%
HSBC USA, Inc.
	4,625	4.000%	$ 111,555
U.S. Bancorp
	5,200	3.500	115,180

			226,735

Consumer Finance – 0.4%
Ally Financial, Inc.(b)
	1,100	7.000	1,123,547
RBS Capital Funding Trust V
	62,968	5.900	1,545,865
RBS Capital Funding Trust VII
	58,407	6.080	1,446,741

			4,116,153

TOTAL PREFERRED STOCKS			$ 4,342,888

Notional Amount		Exercise Rate	Expiration Date	Value
Options Purchased – 0.2%
Credit Default Swaps Index Options
Barclays Bank PLC Put - CDS North America High Yield Index 23
	$6,860,000	102.000%	06/17/15	$ 16,142
JPMorgan Chase Bank (London) Put – CDS North America High Yield Index 23
	5,880,000	103.000	06/17/15	17,750
JPMorgan Chase Bank (London) Put – CDS North America High Yield Index 23
	8,820,000	103.000	05/20/15	10,701

Cross Currency Options
Barclays Bank PLC
Put NOK	7,740,824
Call GBP	728,000	10.633	04/21/15	120,343
Barclays Bank PLC
Put GBP	728,000
Call NOK	7,740,824	10.633	04/21/15	13
Currency Options
Barclays Bank PLC
Put USD	1,542,840
Call EUR	1,032,000	1.495	04/22/15	—
Barclays Bank PLC
Put AUD	937,000
Call USD	843,300	0.900	06/29/15	133,300
JPMorgan Chase Bank (London)
Put AUD	937,000
Call USD	805,820	0.860	06/29/15	96,007

Interest Rate Swaptions
Barclays Bank PLC Call - OTC - EUR 6 month EURO Strike Price 2.250%
	$459,000	2.250	08/20/15	167
Barclays Bank PLC Call - OTC - GBP 6 month GBP Strike Price 3.818%
	729,500	3.818	09/26/28	42,839
Credit Suisse International (London) Call - OTC - USD 3 month LIBOR Strike Price 4.500%
	182,500	4.500	09/25/23	7,249
Credit Suisse International (London) Put - OTC - JPY 6 month JYOR Strike Price 2.202%
	62,052,500	2.202	09/02/24	44,524
Deutsche Bank AG (Frankfurt) Call - OTC - EUR 6 month EURO Strike Price 2.080%
	470,500	2.080	04/01/15	—
Deutsche Bank AG (Frankfurt) Call - OTC - EUR 6 month EURO Strike Price 2.750%
	677,000	2.750	05/30/34	34,475
Deutsche Bank AG (Frankfurt) Call - OTC - GBP 6 month GBP Strike Price 2.100%
	1,152,000	2.100	06/15/15	—

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Deutsche Bank AG (Frankfurt) Call - OTC - GBP 6 month GBP Strike Price 3.630%
$1,100,000	3.630%	11/21/16	$ 5,762
Deutsche Bank AG (Frankfurt) Call - OTC - GBP 6 month GBP Strike Price 3.600%
338,500	3.600	08/07/19	9,389
Deutsche Bank AG (London) Call - OTC - GBP 6 month GBP Strike Price 3.795%
547,000	3.795	09/26/28	32,470
Deutsche Bank AG Call - OTC - USD 3 month LIBOR Strike Price 4.300%
235,000	4.300	03/27/17	2,663
Deutsche Bank AG Call - OTC - USD 3 month LIBOR Strike Price 4.600%
864,000	4.600	03/05/19	20,047
JPMorgan Chase Bank (London) Call - OTC - EUR 6 month EURO Strike Price 2.078%
474,000	2.078	04/02/15	—
JPMorgan Chase Bank (London) Call - OTC - GBP 6 month GBP Strike Price 3.650%
691,000	3.650	06/16/17	6,770
JPMorgan Chase Bank (London) Put - OTC - GBP 6 month GBP Strike Price 3.000%
478,500	3.000	10/30/17	172,316
Morgan Stanley & Co. International PLC Call - OTC - GBP 6 month GBP Strike Price 3.650%
460,500	3.650	06/16/17	4,512
Morgan Stanley & Co. International PLC Call - OTC - USD 3 month LIBOR Strike Price 5.000%
707,000	5.000	03/11/24	21,819
Morgan Stanley & Co. International PLC Call - OTC - USD 3 month LIBOR Strike Price 5.420%
243,500	5.420	11/19/20	4,687
Morgan Stanley & Co. International PLC Put - OTC - GBP 6 month GBP Strike Price 2.000%
2,256,000	2.000	06/02/16	54,548
Morgan Stanley & Co. International PLC Put - OTC - GBP 6 month GBP Strike Price 3.000%
924,900	3.000	10/30/17	333,073

Options on Equities/Equity Indicies
Barclays Bank PLC Put - S&P 500 Index Strike Price 2,250
20	2,250.000	04/17/15	364,600
Barclays Bank PLC Put - Financial Select Sector SPDR ETF Strike Price 22
4,598	22.000	05/15/15	50,578
Israel Brokerage Investments Put - S&P 500 Index Strike Price 1,850
41	1,850.000	06/19/15	57,810
Isreal Brokerage Investments Put - S&P 500 Index Strike Price 1,950
1	1,950.000	05/15/15	1,455
Isreal Brokerage Investments Put - S&P 500 Index Strike Price 1,950
1	1,950.000	06/19/15	2,785
Merrill Lynch International Bank Ltd. Call - Actavis PLC Strike Price 290
161	290.000	04/17/15	169,050
Merrill Lynch International Bank Ltd. Put - S&P 500 Index Strike Price 1,850
173	1,850.000	04/17/15	11,245
Merrill Lynch International Bank Ltd. Put - S&P 500 Index Strike Price 1,900
100	1,900.000	04/17/15	12,000
Merrill Lynch International Bank Ltd. Put - Abbvie, Inc. Strike Price 50
27	50.000	05/15/15	810
Merrill Lynch International Bank Ltd. Put - S&P 500 Index Strike Price 1,900
90	1,900.000	06/19/15	165,510

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Options on Futures
Deutsche Bank AG Call - 5 Year U.S. Treasury Notes Futures Strike Price 120%
$23	120.000%	04/24/15	$ 12,758
Deutsche Bank AG Call - 10 Year U.S. Treasury Notes Futures Strike Price 129%
23	129.000	04/24/15	15,812
Deutsche Bank AG Call - 10 Year U.S. Treasury Notes Futures Strike Price 132%
23	132.000	04/24/15	1,438
Morgan Stanley & Co. International PLC Call - 10 Year U.S. Treasury Notes Futures Strike Price 135%
75	134.500	05/22/15	4,687
Morgan Stanley & Co. International PLC Call - 5 Year U.S. Treasury Notes Futures Strike Price 121%
2	121.000	04/24/15	313

TOTAL OPTIONS PURCHASED			$ 2,062,417

Shares	Description	Expiration Date	Value
Warrants* – 0.1%
Commercial Banks – 0.1%
51,941	JPMorgan Chase & Co.	10/28/18	$ 1,143,221

Semiconductors & Semiconductor Equipment – 0.0%
1,197	MModal, Inc.	07/31/17	36

TOTAL WARRANTS			$ 1,143,257

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(k) – 30.9%
Repurchase Agreement – 30.9%
Joint Repurchase Agreement Account II
$ 321,300,000	0.141%	04/01/15	$ 321,300,000

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 105.5%			$1,096,976,522

Shares	Description	Value
Common Stocks Sold Short – (2.6)%
Aerospace & Defense – (0.1)%
10,164	The Boeing Co.	$ (1,525,413)

Auto Components – (0.1)%
31,209	Remy International, Inc.	(616,690)

Beverages – (0.2)%
41,654	The Coca-Cola Co.	(1,689,070)

Chemicals – (0.1)%
6,971	BASF SE	(690,098)

Commercial Banks – (0.2)%
21,115	Associated Banc-Corp.	(392,739)
17,057	BancorpSouth, Inc.	(396,063)
9,278	Commerce Bancshares, Inc.	(392,645)
4,200	The PNC Financial Services Group, Inc.	(391,608)

		(1,573,055)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Commercial Services & Supplies – (0.0)%
895	Healthcare Services Group, Inc.	$ (28,756)
6,900	Pitney Bowes, Inc.	(160,908)
15,120	R.R. Donnelley & Sons Co.	(290,153)

		(479,817)

Containers & Packaging – (0.1)%
15,393	Ball Corp.	(1,087,362)

Diversified Telecommunication Services – (0.4)%
115,131	AT&T, Inc.	(3,759,027)

Electronic Equipment, Instruments & Components – (0.0)%
2,237	Amphenol Corp. Class A	(131,827)
1,452	Belden, Inc.	(135,849)

		(267,676)

Food & Staples Retailing – (0.1)%
11,619	Wal-Mart Stores, Inc.	(955,663)

Health Care Equipment & Supplies – (0.2)%
26,956	STERIS Corp.	(1,894,198)

Health Care Providers & Services* – (0.0)%
727	HMS Holdings Corp.	(11,232)
6,300	PharMerica Corp.	(177,597)

		(188,829)

Hotels, Restaurants & Leisure* – (0.0)%
4,380	La Quinta Holdings, Inc.	(103,718)

Independent Power Producers & Energy Traders – (0.0)%
5,978	TerraForm Power, Inc. Class A	(218,257)

Industrial Conglomerates – (0.2)%
81,014	General Electric Co.	(2,009,957)

Insurance – (0.0)%
1,545	CNA Financial Corp.	(64,009)

Internet & Catalog Retail – (0.0)%
1,412	Expedia, Inc.	(132,912)

Internet Software & Services – (0.2)%
136,200	Tencent Holdings Ltd.	(2,586,425)

IT Services* – (0.1)%
7,314	FleetCor Technologies, Inc.	(1,103,829)

Machinery – (0.2)%
17,124	Caterpillar, Inc.	(1,370,434)
5,701	Deere & Co.	(499,921)
692	Joy Global, Inc.	(27,112)

		(1,897,467)

Oil, Gas & Consumable Fuels – (0.3)%
16,838	Exxon Mobil Corp.	(1,431,230)
51,342	Kinder Morgan, Inc.	(2,159,445)

		(3,590,675)

Real Estate Investment Trusts – (0.1)%
401	AvalonBay Communities, Inc.	(69,874)
9,311	DiamondRock Hospitality Co.	(131,564)
874	Equity Residential	(68,050)
923	Health Care REIT, Inc.	(71,403)
4,187	Host Hotels & Resorts, Inc.	(84,494)
5,475	LaSalle Hotel Properties	(212,758)
365	Public Storage	(71,956)
13,140	Sunstone Hotel Investors, Inc.	(219,044)
984	Ventas, Inc.	(71,852)

		(1,000,995)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Software* – (0.0)%
5,829	Rovi Corp.	$ (106,146)

Trading Companies & Distributors – (0.0)%
600	W.W. Grainger, Inc.	(141,486)

TOTAL COMMON STOCKS SOLD SHORT		$ (27,682,774)

Exchange Traded Funds Sold Short – (5.4)%
21,901	Consumer Discretionary Select Sector SPDR Fund	$ (1,645,422)
56,918	Financial Select Sector SPDR Fund	(1,372,293)
15,020	Health Care Select Sector SPDR Fund	(1,088,950)
9,862	iShares Russell 2000 ETF	(1,226,340)
17,300	iShares Russell 3000 Growth Index Fund	(1,403,376)
52,850	iShares US Real Estate ETF	(4,192,062)
199,173	SPDR S&P 500 ETF Trust	(41,115,282)
1,300	SPDR S&P Oil & Gas Exploration & Production Fund ETF	(67,158)
38,927	SPDR S&P Regional Banking ETF	(1,589,389)
12,209	Technology Select Sector SPDR Fund	(505,941)
2,500	The Energy Select Sector SPDR Fund	(193,950)
31,648	Utilities Select Sector SPDR Fund	(1,406,121)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT		$ (55,806,284)

TOTAL SECURITIES SOLD SHORT – (8.0)%		$ (83,489,058)

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		26,192,395

NET ASSETS – 100.0%		$1,039,679,859

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $109,894,639, which represents approximately 10.6% of net assets as of March 31, 2015.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $94,373,403, which represents approximately 9.1% of net assets as of March 31, 2015.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Pay-in-kind securities.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

(f)	Security is currently in default and/or non-income producing.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2015.

(i)	A portion of this security is pledged as collateral for initial margin requirements on centrally cleared swap transactions. Total market value pledged as collateral amounts to $1,071,066, which represents approximately 0.1% of net assets as of March 31, 2015.

(j)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility on March 31, 2015. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	Joint repurchase agreement was entered into on March 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CP	— Commercial Paper
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FNMA	— Federal National Mortgage Association
GDR	— Global Depository Receipt
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	CZK/EUR	05/13/15	$125,878	$580
	EUR/CZK	05/13/15	124,485	1,393
	USD/CLP	04/16/15	79,893	714
	USD/EUR	04/16/15	268,872	27,399
	USD/EUR	05/07/15	288,314	14,584
	USD/EUR	06/09/15	1,641,846	86,742
	USD/EUR	06/15/15	168,989	1,446
	USD/EUR	02/20/19	203,265	51,146
	USD/GBP	06/15/15	533,747	907
	USD/KRW	04/30/15	207,760	940
	USD/KRW	07/01/15	143,699	301
	USD/SGD	05/12/15	370,708	792
	USD/ZAR	04/16/15	695,791	29,051
Credit Suisse International (London)	CLP/USD	04/16/15	79,893	717
	EUR/USD	04/01/15	430,106	6,319
	USD/AUD	05/12/15	24,768	832
	USD/AUD	06/03/15	13,228	272
	USD/DKK	01/04/16	653,453	4,263
	USD/EUR	04/01/15	1,153,221	150,735
	USD/EUR	06/03/15	50,042	2,580
	USD/EUR	07/01/15	366,054	8,009
	USD/GBP	04/01/15	2,259,203	113,613
	USD/GBP	04/16/15	160,189	3,368
	USD/GBP	05/13/15	15,571	62
	USD/GBP	06/12/15	179,402	3,280
	USD/GBP	07/01/15	2,159,962	11,041
	USD/KRW	07/01/15	143,997	3
	USD/NZD	06/03/15	11,492	8
	USD/ZAR	06/03/15	25,267	733
Deutsche Bank AG (London)	CAD/EUR	02/25/19	212,490	24,306
	CAD/EUR	03/12/19	123,825	17,232
	CAD/USD	05/22/15	1,235,563	8,994
	EUR/USD	04/23/15	191,456	4,102
	GBP/EUR	03/12/19	247,650	36,803
	GBP/EUR	03/14/19	258,573	39,528
	USD/CAD	05/22/15	6,771,140	115,575
	USD/CHF	04/23/15	78,281	813
	USD/EUR	04/16/15	221,013	4,622
	USD/EUR	04/23/15	3,114,920	279,650
	USD/EUR	05/12/15	193,139	2,861
	USD/EUR	05/19/15	94,147	5,622
	USD/EUR	05/29/15	361,572	4,517
	USD/EUR	06/26/15	2,476,053	27,832
	USD/GBP	05/13/15	299,556	9,906
	USD/GBP	06/12/15	2,169,132	16,079
	USD/JPY	04/16/15	902,130	3,635
JPMorgan Chase Bank (London)	HUF/PLN	04/24/15	354,227	6,757
	MXN/USD	05/13/15	115,560	560
Merrill Lynch & Co., Inc.	CAD/USD	06/19/15	3,285,747	9,621
	CHF/USD	06/19/15	4,019,179	131,142
	EUR/USD	06/19/15	4,338,015	23,777
	GBP/USD	06/19/15	3,519,669	9,770
	JPY/USD	06/19/15	4,930,265	30,475
	MXN/USD	06/19/15	139,933	1,877

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Merrill Lynch & Co., Inc. (continued)	NZD/USD	06/19/15	$217,364	$3,171
	USD/AUD	06/19/15	27,441,184	316,725
	USD/CAD	06/19/15	7,465,887	46,243
	USD/CHF	06/19/15	27,875	333
	USD/EUR	06/19/15	4,229,296	60,568
	USD/GBP	06/19/15	34,108,465	274,601
	USD/JPY	06/19/15	4,323,486	12,350
	USD/MXN	06/19/15	588,227	10,680
	USD/NZD	06/19/15	328,642	4,918
Morgan Stanley & Co. International PLC	CLP/USD	05/13/15	132,962	462
	CLP/USD	06/22/15	417,321	6,521
	EUR/BRL	04/28/15	651,881	101,088
	USD/AUD	05/12/15	290,504	6,596
	USD/BRL	05/05/15	1,342,325	257,617
	USD/BRL	06/02/15	13,772	1,228
	USD/CLP	06/03/15	31,388	112
	USD/CLP	06/22/15	196,026	474
	USD/EUR	05/08/15	1,445,354	73,459
	USD/GBP	04/16/15	381,191	7,825
	USD/GBP	05/08/15	177,219	1,837
	USD/GBP	05/13/15	5,190	25
	USD/MXN	06/03/15	38,670	330
	USD/TRY	06/03/15	30,254	1,246

TOTAL				$2,526,295

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	AUD/USD	05/12/15	$115,391	$(3,709)
	EUR/USD	02/20/19	203,265	(35,118)
	KRW/USD	06/29/15	207,112	(1,588)
	USD/EUR	06/15/15	525,266	(7,274)
	USD/GBP	06/15/15	618,256	(794)
	USD/INR	05/14/15	136,703	(1,703)
Credit Suisse International (London)	AUD/USD	05/12/15	24,815	(785)
	DKK/USD	01/04/16	435,635	(95)
	EUR/HUF	06/03/15	24,109	(433)
	EUR/PLN	06/03/15	27,058	(692)
	EUR/USD	04/01/15	723,115	(42,526)
	EUR/USD	04/16/15	54,312	(5,489)
	GBP/USD	04/01/15	2,259,203	(12,899)
	JPY/USD	04/16/15	902,130	(9,234)
Deutsche Bank AG (London)	CAD/USD	05/22/15	1,341,289	(11,629)
	EUR/CAD	03/12/19	129,684	(5,859)
	EUR/GBP	04/23/15	781,757	(50,891)
	EUR/GBP	03/12/19	273,454	(25,804)
	EUR/GBP	03/14/19	285,922	(27,349)
	EUR/USD	04/23/15	1,070,216	(69,690)
	GBP/USD	05/13/15	5,190	(96)
	USD/CAD	05/22/15	3,350,065	(20,125)
	USD/CHF	04/23/15	529,427	(17,755)
	USD/EUR	04/23/15	178,549	(2,383)
	USD/GBP	04/16/15	303,321	(729)
	USD/GBP	06/12/15	330,633	(2,023)
JPMorgan Chase Bank (London)	EUR/GBP	04/23/15	279,384	(18,015)
	MXN/USD	05/13/15	114,885	(115)
	USD/CLP	05/04/15	250,476	(976)
Merrill Lynch & Co., Inc.	AUD/USD	06/19/15	9,026,246	(81,868)
	CAD/USD	06/19/15	10,261,059	(139,083)
	CHF/USD	06/19/15	7,192,814	(54,508)
	EUR/USD	06/19/15	5,716,923	(68,044)
	GBP/USD	06/19/15	13,123,887	(68,346)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Merrill Lynch & Co., Inc. (continued)	JPY/USD	06/19/15	$573,865	$(3,277)
	NZD/USD	06/19/15	1,458,490	(23,434)
	USD/AUD	06/19/15	1,456,604	(2,355)
	USD/CAD	06/19/15	14,527,167	(126,708)
	USD/CHF	06/19/15	24,235,869	(734,508)
	USD/EUR	06/19/15	6,776,131	(84,960)
	USD/GBP	06/19/15	6,747,267	(25,817)
	USD/JPY	06/19/15	32,532,527	(330,405)
	USD/MXN	06/19/15	10,354,320	(119,086)
	USD/NZD	06/19/15	12,455,029	(114,937)
Morgan Stanley & Co. International PLC	CLP/USD	05/04/15	249,360	(140)
	EUR/CAD	02/25/19	220,512	(8,022)
	EUR/USD	05/08/15	699,278	(25,397)
	GBP/USD	05/13/15	23,727	(845)
	USD/BRL	05/05/15	738,497	(9,417)
	USD/CLP	06/22/15	203,949	(349)
	USD/EUR	05/08/15	33,888	(687)
	USD/INR	06/03/15	60,807	(307)
	USD/KRW	06/03/15	38,078	(78)

TOTAL				$(2,398,356)

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 Year Government Bonds	201	June 2015	$20,311,429	$409,529
CAC40 Index	110	April 2015	5,956,457	9,976
Canada 10 Year Government Bonds	41	June 2015	4,620,694	(74,339)
DAX Index	19	June 2015	6,134,290	(8,078)
DJIA E-Mini Index	36	June 2015	3,186,540	(29,874)
Eurodollars	798	September 2016	197,056,125	134,238
Euro Buxl 30 Year Bonds	(1)	June 2015	(189,416)	(12,433)
Euro Stoxx 50 Index	204	June 2015	7,964,637	66,092
French 10 Year Government Bonds	(6)	June 2015	(1,006,757)	278
FTSE 100 Index	152	June 2015	15,167,824	(212,248)
Italian 10 Year Government Bonds	(2)	June 2015	(302,317)	(1,811)
Japan 10 Year Government Bonds	12	June 2015	14,729,979	(26,223)
Nasdaq 100 E-Mini Index	222	June 2015	19,222,980	(47,487)
Nikkei 225 Index	119	June 2015	9,557,406	316,087
Russell 2000 Mini Index	76	June 2015	9,491,640	125,037
S&P 500 E-Mini Index	28	June 2015	2,885,120	(31,268)
Topix Index	103	June 2015	13,255,555	237,632
Ultra Long U.S. Treasury Bonds	(9)	June 2015	(1,528,875)	(25,995)
3 Month Euribor Interest Rate	14	December 2015	3,763,564	10,883
3 Month Euribor Interest Rate	990	September 2016	266,124,454	43,870
3 Month Euribor Interest Rate	(14)	December 2016	(3,762,623)	(20,164)
3 Month Sterling Interest Rate	699	September 2016	128,315,955	308,353
5 Year German Euro-Bobl	188	June 2015	26,163,894	3,181
10 Year German Euro-Bund	49	June 2015	8,364,630	(16,735)
10 Year Mini Japanese Government Bonds	10	June 2015	1,226,664	(5,358)
10 Year U.K. Long Gilt	27	June 2015	4,836,255	16,913
2 Year U.S. Treasury Notes	(24)	June 2015	(5,259,750)	(12,313)
5 Year U.S. Treasury Notes	(46)	June 2015	(5,529,703)	(30,805)
10 Year U.S. Treasury Notes	125	June 2015	16,113,281	64,241
20 Year U.S. Treasury Bonds	55	June 2015	9,013,125	(22,519)

TOTAL				$1,168,660

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	CAD	259	(a)	10/18/23	3.940%	6 month CDOR	$—	$17,145
		244	(a)	10/23/23	3.853	6 month CDOR	—	15,327
		400	(a)	10/29/23	3.845	6 month CDOR	(12,424)	37,375
Barclays Bank PLC	MXN	2,218	(a)	11/06/17	5.900	Mexico Interbank TIIE 28 Days	—	2,921
	NOK	794	(a)	11/11/23	6 month NIBOR	4.141%	—	(9,032)
		2,439	(a)	11/13/23	6 month NIBOR	4.152	—	(27,869)
	ZAR	1,259	(a)	11/19/23	9.400	3 month JIBAR	—	4,069
		763	(a)	11/20/23	9.430	3 month JIBAR	—	2,523
	NOK	3,224	(a)	06/10/24	6 month NIBOR	3.655	—	(26,323)
	ZAR	3,000	(a)	11/25/28	10.650	3 month JIBAR	—	8,192
		3,400	(a)	01/23/29	10.850	3 month JIBAR	—	10,135
		1,579		01/08/30	9.310	3 month JIBAR	—	136
		771	(a)	11/14/33	3 month JIBAR	10.160	—	(2,008)
	CHF	248	(a)	06/02/34	2.330	6 month CHFOR	—	34,294
Credit Suisse International (London)	SEK	3,542	(a)	06/10/24	3.036	3 month STIBOR	—	30,973
		3,610	(a)	06/10/24	3.025	3 month STIBOR	—	31,341
	CHF	107	(a)	08/07/44	2.040	6 month CHFOR	—	16,393
Deutsche Bank AG	CAD	600	(a)	04/03/24	3.830	6 month CDOR	—	34,246
	NZD	870	(a)	04/08/24	3 month NZDOR	5.615	—	(44,330)
	CAD	620	(a)	04/29/24	3.705	6 month CDOR	—	32,071
Deutsche Bank AG (Frankfurt)	NZD	1,447	(a)	06/22/16	4.538	3 month NZDOR	—	10,964
		3,374	(a)	06/22/16	4.425	3 month NZDOR	—	22,814
		2,517	(a)	09/01/16	4.240	3 month NZDOR	—	13,927
	EUR	510		03/25/17	6 month EURO	0.968	—	(10,879)
	NZD	1,336	(a)	04/13/17	4.700	3 month NZDOR	—	22,651
		581	(a)	06/22/18	3 month NZDOR	4.733	—	(14,437)
		1,352	(a)	06/22/18	3 month NZDOR	4.635	—	(30,822)
		1,008	(a)	09/01/18	3 month NZDOR	4.430	—	(18,410)
		477	(a)	10/25/23	3 month NZDOR	5.598	—	(24,769)
		765	(a)	05/01/24	3 month NZDOR	5.403	—	(34,072)
		365	(a)	04/13/25	3 month NZDOR	5.238	—	(33,579)
Deutsche Bank AG (London)	MXN	6,000	(a)	09/24/19	6.120	Mexico Interbank TIIE 28 Days	—	15,906
		1,066	(a)	02/17/22	7.585	Mexico Interbank TIIE 28 Days	—	3,558
		210	(a)	02/18/22	7.550	Mexico Interbank TIIE 28 Days	—	680
		450	(a)	02/21/22	7.568	Mexico Interbank TIIE 28 Days	—	1,474
		371	(a)	02/24/22	7.465	Mexico Interbank TIIE 28 Days	—	1,107
		7,570	(a)	09/19/23	8.275	Mexico Interbank TIIE 28 Days	—	28,476
		918	(a)	11/22/23	8.747	Mexico Interbank TIIE 28 Days	—	4,446
		1,296	(a)	11/23/23	8.753	Mexico Interbank TIIE 28 Days	—	6,294
		2,259	(a)	11/28/23	8.460	Mexico Interbank TIIE 28 Days	—	9,295
		286	(a)	11/29/23	8.598	Mexico Interbank TIIE 28 Days	—	1,275
		202	(a)	12/01/23	8.600	Mexico Interbank TIIE 28 Days	—	901
		274	(a)	09/20/28	9.810	Mexico Interbank TIIE 28 Days	—	1,382
	ZAR	1,156	(a)	01/24/29	10.910	3 month JIBAR	—	3,560
		370	(a)	11/15/33	3 month JIBAR	10.160%	—	(1,079)
JPMorgan Chase Bank (London)	NOK	3,363	(a)	06/10/24	6 month NIBOR	3.665	—	(27,639)

TOTAL							$(12,424)	$120,603

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2015.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

	$884	(a)	12/19/18	2.930%	3 month LIBOR	$19,347
	609		03/09/19	3 month LIBOR	1.728%	(13,144)
	1,194	(a)	08/21/19	2.750	3 month LIBOR	16,352
GBP	596	(a)	05/14/20	3.025	6 month GBP	34,430
	1,191	(a)	05/15/20	3.050	6 month GBP	70,150
	618	(a)	05/21/20	3.130	6 month GBP	23,648
	1,239	(a)	05/22/20	3.150	6 month GBP	48,080
	591	(a)	05/29/20	3.030	6 month GBP	20,866
	309	(a)	06/14/20	3.200	6 month GBP	12,350
	303	(a)	06/20/20	3.215	6 month GBP	12,210
	512	(a)	06/25/20	3.149	6 month GBP	19,600
	381	(a)	06/27/20	3.075	6 month GBP	13,823
	474	(a)	08/05/20	2.576	6 month GBP	39,265
	$1,332	(a)	11/26/20	4.090	3 month LIBOR	44,231
	653	(a)	11/27/20	4.060	3 month LIBOR	21,291
	599	(a)	11/27/20	4.061	3 month LIBOR	19,542
	910	(a)	11/27/20	4.110	3 month LIBOR	30,524
	597	(a)	11/29/20	4.057	3 month LIBOR	19,429
	597	(a)	11/29/20	4.062	3 month LIBOR	19,485
	597	(a)	11/29/20	4.108	3 month LIBOR	19,994
	13,725		09/22/21	3 month LIBOR	2.506	(660,930)
GBP	2,740	(a)	05/13/22	6 month GBP	3.512	(116,180)
	1,366	(a)	05/14/22	6 month GBP	3.497	(57,499)
	229	(a)	10/07/22	3.546	6 month GBP	27,142
	$250	(a)	12/11/22	4.165	3 month LIBOR	21,008
	375	(a)	12/12/22	4.141	3 month LIBOR	31,094
EUR	125		02/10/23	6 month EURO	1.791	(14,241)
GBP	361	(a)	05/21/23	3.314	6 month GBP	34,919
	274	(a)	06/05/23	3.380	6 month GBP	27,602
	137	(a)	10/18/23	6 month GBP	3.768	(17,112)
	109	(a)	10/29/23	6 month GBP	3.955	(14,936)
	109	(a)	10/29/23	6 month GBP	3.959	(14,966)
	$1,583	(a)	11/26/23	3 month LIBOR	4.671	(57,178)
	163		02/29/24	3 month LIBOR	2.882	(12,888)
	631		03/09/24	3 month LIBOR	3.030	(65,048)
EUR	1,083	(a)	03/28/24	6 month EURO	2.695	(111,132)
GBP	1,397	(a)	05/22/24	6 month GBP	3.703	(59,631)
	700	(a)	05/22/24	6 month GBP	3.703	(29,858)
	348	(a)	05/23/24	6 month GBP	3.690	(14,739)
	700	(a)	05/23/24	6 month GBP	3.693	(29,715)
	348	(a)	05/31/24	6 month GBP	3.583	(13,728)
	641	(a)	05/31/24	6 month GBP	3.600	(25,602)
	576	(a)	06/13/24	6 month GBP	3.680	(24,207)
	1,186	(a)	06/18/24	6 month GBP	3.696	(50,240)
	515	(a)	06/20/24	6 month GBP	3.710	(22,041)
	431	(a)	06/27/24	6 month GBP	3.590	(17,055)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

	GBP	207	(a)	06/27/24	6 month GBP	3.595%	$(8,208)
		578	(a)	06/27/24	6 month GBP	3.648	(23,771)
		289	(a)	06/27/24	6 month GBP	3.663	(12,012)
		415	(a)	08/08/24	6 month GBP	3.356	(13,821)
		416	(a)	08/08/24	6 month GBP	3.380	(14,120)
		$611	(a)	08/20/24	3 month LIBOR	3.416	(23,831)
		3,986	(a)	10/27/24	3.350%	3 month LIBOR	75,008
		445	(a)	10/31/24	3.292	3 month LIBOR	14,619
		445	(a)	10/31/24	3.300	3 month LIBOR	14,767
		2,528	(a)	11/03/24	3.320	3 month LIBOR	45,525
		1,244	(a)	11/03/24	3.320	3 month LIBOR	22,398
		646	(a)	11/04/24	3.250	3 month LIBOR	19,876
		1,253	(a)	11/04/24	3.390	3 month LIBOR	24,824
		465	(a)	11/05/24	3.300	3 month LIBOR	15,328
	GBP	303	(a)	08/05/25	6 month GBP	2.956	(51,532)
		$378	(a)	02/07/26	4.520	3 month LIBOR	23,978
		414	(a)	06/20/26	3.475	3 month LIBOR	43,559
		9,261	(a)	10/28/26	3 month LIBOR	3.530	(122,821)
		6,331	(a)	11/04/26	3 month LIBOR	3.481	(78,846)
		3,114	(a)	11/04/26	3 month LIBOR	3.485	(38,944)
		3,133	(a)	11/04/26	3 month LIBOR	3.567	(43,396)
		223	(a)	12/19/26	3 month LIBOR	4.229	(36,606)
	GBP	555	(a)	08/05/27	6 month GBP	3.506	(48,831)
		600	(a)	08/08/27	6 month GBP	3.481	(51,787)
		456	(a)	10/09/28	6 month GBP	4.025	(53,427)
		$169	(a)	11/27/28	3 month LIBOR	4.550	(28,417)
		153	(a)	11/27/28	3 month LIBOR	4.559	(25,844)
		232	(a)	11/27/28	3 month LIBOR	4.597	(39,943)
		155	(a)	11/29/28	3 month LIBOR	4.549	(25,973)
		155	(a)	11/29/28	3 month LIBOR	4.553	(26,029)
		155	(a)	11/29/28	3 month LIBOR	4.588	(26,485)
		1,959	(a)	02/09/29	3 month LIBOR	4.581	(84,946)
		2,379	(a)	03/06/29	3 month LIBOR	4.516	(99,363)
		3,314	(a)	04/27/29	3 month LIBOR	4.250	(117,491)
	GBP	632	(a)	05/20/29	6 month GBP	3.790	(63,072)
		324	(a)	06/05/29	6 month GBP	3.840	(33,300)
		136	(a)	06/05/29	6 month GBP	3.843	(13,948)
		$1,673		10/27/29	3.560	3 month LIBOR	32,290
		284	(a)	10/28/29	3 month LIBOR	3.561	(5,483)
		657	(a)	10/31/29	3 month LIBOR	3.569	(21,979)
		1,315	(a)	10/31/29	3 month LIBOR	3.597	(45,447)
		923	(a)	11/04/29	3 month LIBOR	3.522	(29,112)
		687	(a)	11/05/29	3 month LIBOR	3.582	(23,252)
		204	(a)	12/11/33	3 month LIBOR	4.721	(31,075)
		307	(a)	12/12/33	3 month LIBOR	4.702	(46,309)
		982	(a)	02/07/34	4.410	3 month LIBOR	59,244
		3,394	(a)	03/06/34	4.347	3 month LIBOR	196,981
	EUR	219	(a)	05/30/34	6 month EURO	2.985	(42,976)
	GBP	197	(a)	08/05/34	3.443	6 month GBP	47,749
		213	(a)	08/06/34	3.415	6 month GBP	50,403
		$391	(a)	10/29/34	3.539	3 month LIBOR	11,464
		938	(a)	10/31/34	3.590	3 month LIBOR	29,232
		3,149	(a)	11/05/34	3.479	3 month LIBOR	85,720
		1,538	(a)	11/05/34	3.484	3 month LIBOR	42,133
		1,555	(a)	11/05/34	3.570	3 month LIBOR	47,212
		2,089	(a)	03/06/39	3 month LIBOR	4.147	(99,045)
		3,102	(a)	04/27/39	4.089	3 month LIBOR	390,725
		231	(a)	10/30/39	3 month LIBOR	3.428	(5,749)
		2,791	(a)	11/03/39	3 month LIBOR	3.390	(66,161)
		1,344	(a)	11/03/39	3 month LIBOR	3.390	(31,860)
		1,368	(a)	11/06/39	3 month LIBOR	3.455	(35,178)
	GBP	92		01/22/44	6 month GBP	3.316	(43,664)
		50		01/22/44	6 month GBP	3.348	(23,924)
		$1,719	(a)	04/27/44	3 month LIBOR	4.020	(274,361)
	EUR	86	(a)	08/07/44	6 month EURO	2.465	(18,835)
	GBP	89		08/03/45	1.772	6 month GBP	(6,387)
		88		08/03/45	1.803	6 month GBP	(5,922)
		$211	(a)	06/20/46	3 month LIBOR	3.721	(55,477)

TOTAL							$(1,621,613)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2015.

*	There are no upfront payments on the swap contracts(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

							Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at March 31, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Barclays Bank PLC	Federal Republic of Brazil, 12.250%, 03/06/30		$200	(1.000)%	12/20/16	1.177%	$1,934	$472
	Safeway, Inc., 7.250%, 02/01/31		150	(1.000)	03/20/18	1.637	1,019	(42)
	Renault SA, 5.625%, 03/22/17	EUR	200	(1.000)	03/20/18	0.562	(162)	(3,250)
	Reed Elsevier Investment, 5.625%, 10/20/16		150	(1.000)	03/20/19	0.322	(3,970)	(1,020)
	Republic of South Africa, 5.500%, 03/09/20		$500	(1.000)	03/20/19	1.581	25,299	(11,548)
	Ford Motor Credit Co. LLC, 5.000%, 05/15/18		70	(5.000)	03/20/19	0.644	(10,072)	(2,111)
	Ford Motor Credit Co. LLC, 5.000%, 05/15/18		70	(5.000)	06/20/19	0.699	(11,642)	(1,162)
	Republic of Korea, 4.875%, 09/22/14		500	(1.000)	09/20/19	0.477	(9,219)	(3,774)
Citibank NA (London)	Royal Bank of Scotland PLC, 6.934%, 04/09/18	EUR	110	(5.000)	09/20/19	0.718	(23,811)	2,121
Credit Suisse International (London)	Kingfisher PLC, 5.625%, 12/15/14		150	(1.000)	12/20/18	0.484	(955)	(3,133)
Deutsche Bank AG (London)	Astaldi Spa, 7.125%, 12/01/20		260	(1.000)	09/20/16	2.678	2,428	(1,429)
	Unisys, Corp., 6.250%, 08/15/17		$100	(5.000)	09/20/17	1.159	(7,964)	(1,912)
	Sainsbury (J) PLC, 4.250%, 07/16/14	EUR	500	(1.000)	03/20/18	1.093	(1,034)	(4,890)
	Staples, Inc., 2.750%, 01/12/18		$210	(1.000)	09/20/18	0.976	4,106	(4,223)
	Republic of Korea, 4.875%, 09/22/14		50	(1.000)	12/20/18	0.368	(499)	(771)
	Rite Aid Corp., 7.700%, 02/15/27		25	(5.000)	12/20/18	2.058	(1,899)	(1,409)
	Reed Elsevier Investment, 5.625%, 10/20/16	EUR	150	(1.000)	03/20/19	0.322	(3,961)	(1,029)
	Royal Bank of Scotland PLC, 6.934%, 04/09/18		100	(5.000)	09/20/19	0.718	(22,130)	2,412
	Lloyds Bank PLC, 5.750%, 07/09/25		200	(5.000)	09/20/19	0.695	(47,434)	6,135
JPMorgan Chase Bank (London)	HCA, Inc., 8.000%, 10/01/18		$115	(5.000)	06/20/19	1.863	(13,647)	(2,118)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

							Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at March 31, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Barclays Bank PLC	Safeway, Inc., 7.250%, 02/01/31		$150	1.000%	03/20/19	2.487%	$(3,919)	$(1,278)
	General Motors Co., 6.250%, 10/02/43		70	5.000	06/20/19	1.376	9,552	1,419
	Renault SA, 5.625%, 03/22/17	EUR	200	1.000	12/20/20	1.211	(8,829)	9,799
Deutsche Bank AG (London)	Sainsbury (J) PLC, 4.250%, 07/16/14		500	1.000	03/20/19	1.387	(4,292)	6,671
	Staples, Inc., 2.750%, 01/12/18		$210	1.000	09/20/19	1.423	(10,222)	5,789
	Astaldi Spa, 7.125%, 12/01/20	EUR	260	1.000	09/20/19	5.848	(29,376)	(704)
	Unisys, Corp., 6.250%, 08/15/17		$100	5.000	09/20/19	2.233	8,374	3,436

TOTAL							$(162,325)	$(7,549)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or counterparty to make or receive a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At March 31, 2015, the Fund had the following written options:

WRITTEN OPTION CURRENCY CONTRACTS

Counterparty	Description	Notional Amount (000s)		Expiration Date	Strike Price	Value

Barclays Bank PLC	Put EUR/Call NOK Strike Price 8.419%	EUR	923	04/21/15	8.419%	$(1,429)
	Call EUR/Put NOK Strike Price 8.419%		922	04/21/15	8.419	(29,559)
	Put AUD/Call USD Strike Price 0.860%	AUD	937	06/29/15	0.860	(96,007)
	Call EUR/Put USD Strike Price 1.450%	EUR	516	04/22/15	1.450	—
JPMorgan Chase Bank (London)	Put AUD/Call USD Strike Price 0.900%	AUD	937	06/29/15	0.900	(133,300)

TOTAL (Premium Received $96,633)			4,235			$(260,295)

For the period ended March 31, 2015, the Fund had the following written option currency activities:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding December 31, 2014	$19,475	$235,952

Contracts Written	—	—
Contracts Bought to Close	—	—
Contracts Written Expired	(15,240)	(139,319)

Contracts Outstanding March 31, 2015	$4,235	$96,633

OPTIONS ON FUTURES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Deutsche Bank AG (London)	Call – 5 Year U.S. Treasury Notes Futures Strike Price 121%	$46	04/24/15	1.210%	$(10,422)
	Call – 10 Year U.S. Treasury Notes Futures Strike Price 130%	46	04/24/15	1.300	(15,094)
Morgan Stanley & Co. International PLC	Put – 5 Year U.S. Treasury Notes Futures Strike Price 119%	2	04/24/15	1.190	(156)
	Call – 10 Year U.S. Treasury Notes Futures Strike Price 136%	75	05/22/15	1.360	(2,344)

TOTAL (Premium Received $48,030)		169			$(28,016)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

For the period ended March 31, 2015, the Fund had the following written futures options activities:

	Contracts	Premiums Received

Contracts Outstanding December 31, 2014	$—	$—

Contracts Written	171	48,030
Contracts Bought to Close	—	—
Contracts Written Expired	(2)	—

Contracts Outstanding March 31, 2015	$169	$48,030

INTEREST RATE SWAPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)		Expiration Date	Strike Price	Value

Barclays Bank PLC	Call – OTC EUR 6 month EURO Strike Price 2.750%	EUR	459	08/20/15	2.750%	$(55)
Credit Suisse International (London)	Call – OTC USD 3 month LIBOR Strike Price 4.500%		$183	09/25/15	4.500	(86)
Deutsche Bank AG	Call – OTC USD 3 month LIBOR Strike Price 4.415%		918	03/27/17	4.415	(2,048)
	Call – OTC USD 3 month LIBOR Strike Price 5.135%		3,309	03/05/19	5.135	(17,093)
Deutsche Bank AG (Frankfurt)	Call – OTC EUR 6 month EURO Strike Price 0.750%	EUR	3,175	04/01/15	0.750	—
	Call – OTC GBP 6 month GBP Strike Price 2.575%	GBP	2,304	06/15/15	2.575	—
	Call – OTC GBP 6 month GBP Strike Price 3.100%		339	08/07/15	3.100	(28)
Deutsche Bank AG (London)	Call – OTC GBP 6 month GBP Strike Price 4.000%		730	09/26/17	4.000	(3,791)
	Put – OTC EUR 6 month EURO Strike Price 1.910%	EUR	478	09/02/24	1.910	(68,363)
JPMorgan Chase Bank (London)	Call – OTC EUR 6 month EURO Strike Price 0.750%		3,199	04/02/15	0.750	—
	Call – OTC GBP 6 month GBP Strike Price 3.250%	GBP	461	06/16/15	3.250	(1)
	Call – OTC GBP 6 month GBP Strike Price 3.250%		691	06/16/15	3.250	(2)
	Put – OTC GBP 6 month GBP Strike Price 2.933%		501	05/31/16	2.933	(76,732)
	Put – OTC GBP 6 month GBP Strike Price 2.400%		479	10/30/17	2.400	(110,532)
	Put – OTC GBP 6 month GBP Strike Price 2.600%		479	10/30/17	2.600	(129,340)
Morgan Stanley & Co. International PLC	Call – OTC USD 3 month LIBOR Strike Price 5.035%		$244	11/19/15	5.035	(6)
	Put – OTC GBP 6 month GBP Strike Price 2.928%	GBP	501	06/02/16	2.928	(76,420)
	Put – OTC GBP 6 month GBP Strike Price 2.600%		925	10/30/17	2.600	(250,003)
	Put – OTC GBP 6 month GBP Strike Price 2.400%		925	10/30/17	2.400	(213,648)
	Call – OTC USD 3 month LIBOR Strike Price 5.000%		$707	03/12/18	5.000	(8,218)

TOTAL (Premium Received $550,987)			21,007			$(956,366)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

For the period ended March 31, 2015, the Fund had the following interest rate swaptions activities:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding December 31, 2014	$23,032	$585,049

Contracts Written	—	—
Contracts Bought to Close	(1,574)	(33,109)
Contracts Expired	(451)	(953)

Contracts Outstanding March 31, 2015	$21,007	$550,987

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Jefferies & Co., Inc.	Call - Starwood Hotels & Resorts Worldwide, Inc.	$340	04/17/15	90%	$(33,320)
Merrill Lynch International Bank Ltd.	Call - Kraft Foods Group, Inc.	178	05/15/15	90	(28,480)

TOTAL (Premium Received $103,564)		$518			$(61,800)

For the period ended March 31, 2015, the Fund had the following written options activities:

	Contracts	Premiums Received

Contracts Outstanding December 31, 2014	$—	$—

Contracts Written	518	—
Contracts Bought	1,039	103,564
Contracts Sold	(1,039)	—

Contracts Outstanding March 31, 2015	$518	$103,564

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,001,160,434

Gross unrealized gain	118,502,591
Gross unrealized loss	(22,686,503)

Net unrealized security gain	$95,816,088

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in the Fund having a direct contractual relationship with the borrower, and a Fund may enforce compliance by the borrower with the terms of the loan agreement.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the position that was sold and deliver it to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such as investments are classified as Level 3 investments.

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$3,388,801	$—
Asia	4,429,351	8,320,238	—
Australia and Oceania	1,411,793	—	—
Europe	30,103,146	63,819,987	—
North America	309,905,191	4,342,888	21,392
Fixed Income
Corporate Obligations	—	206,510,520	122,180
U.S. Treasury Obligations and/or Other U.S. Government Agencies	67,629,084	307,252	—
Asset-Backed Securities	—	1,367,242	—
Foreign Debt Obligations	1,082,827	5,690,946	—
Municipal Debt Obligations	—	3,597,573	—
Senior Term Loans	—	59,089,699	1,330,738
Warrants	—	1,143,221	36
Short-term Investments	—	321,300,000	—
Total	$414,561,392	$678,878,367	$1,474,346
Liabilities
Common Stock and/or Other Equity Investments(a)
Asia	$—	$(2,586,425)	$—
Europe	—	(690,098)	—
North America	(80,212,535)	—	—
Total	$(80,212,535)	$(3,276,523)	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$2,062,417	$—
Forward Foreign Currency Exchange Contracts(b)	—	2,526,295	—
Futures Contracts(b)	1,746,310	—	—
Interest Rate Swap Contracts(b)	—	2,365,268	—
Credit Default Swap Contracts(b)	—	38,254	—
Total	$1,746,310	$6,992,234	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(2,398,356)	$—
Futures Contracts	(577,650)	—	—
Interest Rate Swap Contracts	—	(3,866,278)	—
Credit Default Swap Contracts	—	(45,803)	—
Written Options Contracts	—	(1,046,182)	—
Total	$(577,650)	$(7,356,619)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2015, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of April 1, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$ 321,300,000	$321,301,255	$328,475,112

REPURCHASE AGREEMENTS — At March 31, 2015, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amount
BNP Paribas Securities Co.	0.130%	$150,480,435
Citigroup Global Markets, Inc.	0.150	97,084,152
Merrill Lynch & Co., Inc.	0.150	73,735,413
TOTAL		$321,300,000

At March 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Banks	0.250% to 2.350%	01/22/16 to 08/08/22
Federal Home Loan Mortgage Corp.	0.000 to 8.500	05/15/15 to 03/01/45
Federal National Mortgage Association	2.500 to 5.000	11/01/20 to 03/01/45
Government National Mortgage Association	3.000 to 6.000	07/15/27 to 03/20/45
U.S. Treasury Note	2.375	08/15/24

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related dividend payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 29, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh, Principal Financial Officer

Date May 29, 2015

*	Print the name and title of each signing officer under his or her signature.